UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05084
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                    Mutual of America Investment Corporation
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               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022
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                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (212) 224-1600
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Quarterly Schedules of Investments follow:

          MUTUAL OF AMERICA IVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                  Face
SHORT-TERM DEBT SECURITIES:                 Rating*             Rate(%)       Maturity          Amount($)        Value($)
                                            -------             -------       --------          ---------        --------
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (70.1%)
FFCC                                        AAA                  2.75         04/08/05            950,000         949,492
FHLB                                        AAA                  2.76         05/04/05            400,000         398,987
FHLB                                        AAA                  2.78         05/06/05            254,000         253,313
FHLMC                                       AAA                  2.90         04/12/05          2,673,000       2,670,630
FHLMC                                       AAA                  2.75         04/15/05            900,000         899,037
FHLMC                                       AAA                  2.75         05/03/05          3,900,000       3,890,456
FHLMC                                       AAA                  2.78         05/04/05          4,374,000       4,362,846
FHLMC                                       AAA                  2.85         05/10/05          1,521,000       1,516,383
FHLMC                                       AAA                  2.87         05/10/05            400,000         398,777
FHLMC                                       AAA                  2.79         05/11/05            600,000         598,138
FNMA                                        AAA                  2.51         04/01/05         20,000,000      19,999,998
FNMA                                        AAA                  2.53         04/01/05          1,257,000       1,257,000
FNMA                                        AAA                  2.75         04/08/05          1,000,000         999,465
FNMA                                        AAA                  2.75         04/13/05         14,099,000      14,086,068
FNMA                                        AAA                  2.75         04/15/05            450,000         449,518
FNMA                                        AAA                  2.75         05/02/05          1,000,000         997,629
FNMA                                        AAA                  2.76         05/11/05          8,095,000       8,070,145
FNMA                                        AAA                  2.80         05/11/05          2,061,000       2,054,583
FNMA                                        AAA                  2.79         05/11/05            800,000         797,517
                                                                                                              -----------
                                                                                                               64,649,982
                                                                                                              -----------
COMMERCIAL PAPER (29.9%)
7-Eleven, Inc.                              A1+/P1               2.75         04/01/05          2,200,000       2,200,000
Abbott Laboratories                         A1+/P1               2.76         04/28/05            643,000         641,669
American Express Credit Corp.               A1/P1                2.77         05/09/05          2,284,000       2,277,318
Anheuser-Busch Cos., Inc.                   A1/P1                2.80         04/01/05          1,118,000       1,118,000
Caterpillar, Inc.                           A1/P1                2.85         04/01/05            250,000         250,000
Coca-Cola Enterprises                       A1/P1                2.75         04/25/05          2,200,000       2,195,964
Emerson Electric Co.                        A1/P1                2.75         04/12/05          1,250,000       1,248,949
General Electric Capital Corp.              A1+/P1               2.78         05/03/05          2,200,000       2,194,560
IBM Capital, Inc.                           A1/P1                2.75         04/22/05            431,000         430,309
National Rural Utilities                    A1/P1                2.78         04/22/05          2,190,000       2,186,446
NetJets, Inc.                               A1+/P1               2.77         04/26/05          1,900,000       1,896,343
Pfizer, Inc.                                A1+/P1               2.76         05/02/05            306,000         305,272
Pfizer, Inc.                                A1+/P1               2.80         05/11/05            800,000         797,510
Procter & Gamble Corp.                      A1+/P1               2.76         04/19/05          1,550,000       1,547,860
Sherwin-Williams                            A1/P1                2.83         04/04/05            500,000         499,882
Sherwin-Williams                            A1/P1                2.79         05/02/05          2,100,000       2,094,950

                                                                                                  Face
SHORT-TERM DEBT SECURITIES:                 Rating*             Rate(%)       Maturity          Amount($)       Value($)
                                            -------             -------       --------          ---------       --------
COMMERCIAL PAPER (Cont'd.)
SLM Corp.                                   A1/P1                2.85         04/01/05            620,000         620,000
SLM Corp.                                   A1/P1                2.78         04/05/05          1,356,000       1,355,581
SLM Corp.                                   A1/P1                2.77         04/05/05            473,000         472,854
Wal-Mart Stores                             A1+/P1               2.75         04/14/05            900,000         899,106
XTRA, Inc.                                  A1+/P1               2.76         04/07/05          1,689,000       1,688,222
XTRA, Inc.                                  A1+/P1               2.77         04/13/05            600,000         599,446
                                                                                                              -----------
                                                                                                               27,520,241
                                                                                                              -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $92,170,223) 100%                                                     $92,170,223
                                                                                                              ===========

----------

* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations:    FFCC = Federal Farm Credit Corp.
                  FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Money Market Fund are:

Unrealized Appreciation                           $0
Unrealized Depreciation                            0
                                            ---------------
Net                                               $0
                                            ===============

Cost of Investments                            $92,170,223
                                            ===============

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Air Products & Chemicals, Inc.                            5,275          333,855
Alcoa, Inc.                                              20,199          613,848
Allegheny Technologies, Inc.                              2,075           50,028
Ball Corp.                                                2,548          105,691
Bemis Co.                                                 2,481           77,209
Dow Chemical Co.                                         22,101        1,101,735
Du Pont (E.I.) de Nemours & Co.                          23,108        1,184,054
Eastman Chemical Co.                                      1,806          106,554
Ecolab, Inc.                                              5,118          169,150
Engelhard Corp.                                           2,832           85,045
Freeport-McMoran Copper Cl B                              4,148          164,302
Georgia-Pacific (Timber Group)                            6,022          213,721
Great Lakes Chemical Corp.                                1,192           38,287
Hercules, Inc.*                                           2,595           37,576
International Paper Co.                                  11,364          418,082
Intl. Flavors & Fragrances                                2,053           81,093
Louisiana-Pacific Corp.                                   2,567           64,534
MeadWestvaco Corp.                                        4,697          149,459
Monsanto Co.                                              6,171          398,030
Newmont Mining Corp. Holding Co.                         10,288          434,668
Nucor Corp.                                               3,703          213,145
PPG Industries, Inc.                                      4,014          287,081
Pactiv Corp.*                                             3,440           80,324
Phelps Dodge Corp.                                        2,240          227,875
Praxair, Inc.                                             7,480          357,993
Rohm & Haas Co.                                           4,506          216,288
Sealed Air Corp.*                                         1,937          100,608
Sigma-Aldrich Corp.                                       1,596           97,755
Temple-Inland, Inc.                                       1,326           96,201
United States Steel Group                                 2,646          134,549
Vulcan Materials Co.                                      2,385          135,540
Weyerhaeuser Co.                                          5,626          385,381
                                                                       ---------
                                                                       8,159,661
                                                                       ---------
CONSUMER, CYCLICAL (6.7%)
eBay, Inc.*                                              28,052        1,045,218
AutoZone, Inc.*                                           1,569          134,463
Autonation, Inc.*                                         5,234           99,132
Bed Bath & Beyond, Inc.*                                  7,014          256,292
Best Buy Co., Inc.                                        6,919          373,695
Big Lots, Inc.*                                           2,616           31,444
Black & Decker Corp.                                      1,859          146,842
Brunswick Corp.                                           2,246          105,225
Carnival Corp.                                           12,211          632,652
Centex Corp.                                              2,933          167,973
Circuit City Group, Inc.                                  4,433           71,150
Clear Channel Communications                             12,216          421,086
Coach, Inc.*                                              4,431          250,928
Comcast Corp. Cl A*                                      51,269        1,731,867

COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Cooper Tire & Rubber Co.                                  1,626           29,853
Dana Corp.                                                3,480           44,509
Darden Restaurants, Inc.                                  3,424          105,048
Delphi Corporation                                       13,007           58,271
Dillard's, Inc. Cl A                                      1,637           44,035
Disney (Walt) Co.                                        47,452        1,363,296
Dollar General Corp.                                      6,987          153,085
Dow Jones & Co., Inc.                                     1,636           61,137
Eastman Kodak Co.                                         6,644          216,262
Family Dollar Stores, Inc.                                3,887          118,009
Federated Department Stores                               3,922          249,596
Ford Motor Co.                                           42,435          480,789
Fortune Brands, Inc.                                      3,358          270,756
Gannett Co., Inc.                                         5,821          460,325
Gap, Inc.                                                17,069          372,787
General Motors Corp.                                     13,091          384,744
Genuine Parts Co.                                         4,049          176,091
Goodyear Tire & Rubber Co.*                               4,074           54,388
Harley-Davidson, Inc.                                     6,767          390,862
Harrah's Entertainment, Inc.                              2,638          170,362

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Hasbro, Inc.                                              3,869           79,121
Hilton Hotels Corp.                                       8,917          199,295
Home Depot, Inc.                                         50,896        1,946,263
International Game Technology                             7,997          213,200
Interpublic Group of Cos., Inc.                           9,801          120,356
Johnson Controls, Inc.                                    4,431          247,073
Jones Apparel Group, Inc.                                 2,837           95,011
KB Home                                                     965          113,349
Knight-Ridder, Inc.                                       1,750          117,687
Kohl's Corp.*                                             7,554          390,013
Leggett & Platt                                           4,423          127,736
Limited Brands, Inc.                                      8,855          215,176
Liz Claiborne, Inc.                                       2,516          100,967
Lowe's Companies, Inc.                                   17,910        1,022,482
Marriott International, Inc.                              4,657          311,367
Mattel, Inc.                                              9,658          206,198
May Department Stores Co.                                 6,767          250,514
Maytag Corp.                                              1,843           25,747
McDonald's Corp.                                         29,484          918,132
McGraw-Hill Cos., Inc.                                    4,414          385,121
Meredith Corp.                                            1,054           49,275
NIKE, Inc. Cl B                                           5,325          443,626
New York Times Co. Cl A                                   3,379          123,604
Newell Rubbermaid, Inc.                                   6,369          139,736
News Corp., Inc.                                         66,789        1,130,070
Nordstrom, Inc.                                           2,922          161,820
Office Depot, Inc.*                                       7,249          160,783
OfficeMax, Inc.                                           2,166           72,561
Omnicom Group, Inc.                                       4,319          382,318
Penney (J.C.) Co., Inc.                                   6,619          343,658
Pulte Homes, Inc.                                         2,746          202,188
RadioShack Corp.                                          3,673           89,989
Reebok International, Ltd.                                1,298           57,501
Sherwin-Williams Co.                                      2,933          129,023
Snap-On, Inc.                                             1,343           42,694
Stanley Works                                             1,743           78,906
Staples, Inc.                                            11,479          360,785
Starbucks Corp.*                                          9,262          478,475
Starwood Hotels & Resorts                                 4,924          295,588
TJX Companies, Inc.                                      11,168          275,068
Target Corp.                                             20,753        1,038,065
Tiffany & Co.                                             3,372          116,401
Time Warner, Inc.*                                      106,519        1,869,408
Toys R Us, Inc.*                                          4,984          128,388
Tribune Co.                                               6,913          275,621
Univision Communications, Inc.                            6,765          187,323
V F Corp.                                                 2,317          137,027
Viacom, Inc. Cl B                                        39,518        1,376,412
Visteon Corp.*                                            3,002           17,141
Wendy's International, Inc.                               2,642          103,144
Whirlpool Corp.                                           1,550          104,982
Yum! Brands, Inc.                                         6,753          349,873
                                                                      ----------
                                                                      28,478,433
                                                                      ----------
CONSUMER, NON-CYCLICAL (6.1%)
Alberto-Culver Co. Cl A                                   1,965           94,045
Albertson's, Inc.                                         8,530          176,144
Altria Group, Inc.                                       47,944        3,135,058
Anheuser-Busch Cos., Inc.                                18,008          853,399
Archer-Daniels-Midland Co.                               14,443          355,009
Avon Products, Inc.                                      10,929          469,291
Brown-Forman Corp. Cl B                                   2,089          114,373
CVS Corp.                                                 9,272          487,893
Campbell Soup Co.                                         7,547          219,014
Clorox Co.                                                3,555          223,929
Coca-Cola Co.                                            52,507        2,187,967
Coca-Cola Enterprises, Inc.                               8,175          167,751
Colgate-Palmolive Co.                                    12,180          635,431
ConAgra Foods, Inc.                                      11,948          322,835
Costco Wholesale Corp.                                   10,948          483,683
General Mills, Inc.                                       8,461          415,858
Gillette Co.                                             22,976        1,159,828
Heinz (H.J.) Co.                                          8,113          298,883
Hershey Food Corp.                                        5,071          306,593
Kellogg Co.                                               8,135          352,001
Kimberly Clark Corp.                                     11,154          733,152
Kroger Co.*                                              16,970          272,029

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont'd.)
McCormick & Co., Inc.                                     3,147          108,351
Molson Coors Brewing Co.                                  1,863          143,768
Pepsi Bottling Group, Inc.                                4,583          127,637
PepsiCo, Inc.                                            38,895        2,062,602
Proctor & Gamble Co.                                     58,466        3,098,698
RJ Reynolds Tobacco Holdings                              2,699          217,512
Safeway, Inc.*                                           10,372          192,193
Sara Lee Corp.                                           18,294          405,395
Supervalu, Inc.                                           3,131          104,419
Sysco Corp.                                              14,762          528,480
UST, Inc.                                                 3,831          198,063
Wal-Mart Stores, Inc.                                    78,521        3,934,687
Walgreen Co.                                             23,673        1,051,555
Wrigley (Wm.) Jr. Co.                                     4,533          297,229
                                                                      ----------
                                                                      25,934,755
                                                                      ----------
ENERGY (5.1%)
Amerada Hess Corp.                                        1,976          190,111
Anadarko Petroleum Corp.                                  5,489          417,713
Apache Corp.                                              7,567          463,327
Ashland, Inc.                                             1,537          103,701
BJ Services Co.                                           3,765          195,328

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
ENERGY (5.1%)(Con't.)
Baker Hughes, Inc.                                        7,838          348,713
Burlington Resources, Inc.                                8,967          448,978
ChevronTexaco Corp.                                      48,775        2,844,070
ConocoPhillips                                           16,127        1,739,136
Devon Energy Corp.                                       11,112          530,598
EOG Resources, Inc.                                       5,539          269,971
El Paso Corp.                                            14,907          157,716
Exxon Mobil Corp.                                       147,994        8,820,442
Halliburton Co.                                          11,692          505,679
Kerr-McGee Corp.                                          3,783          296,322
Kinder Morgan, Inc.                                       2,546          192,732
Marathon Oil Corp.                                        8,043          377,378
Nabors Industries, Ltd.*                                  3,282          194,097
National-Oilwell, Inc.*                                   3,889          181,616
Noble Corporation*                                        3,142          176,612
Occidental Petroleum Corp.                                9,207          655,262
Rowan Cos., Inc.                                          2,485           74,376
Schlumberger, Ltd.                                       13,665          963,109
Sunoco, Inc.                                              1,608          166,460
Transocean, Inc.*                                         7,444          383,068
Unocal Corp.                                              6,271          386,858
Valero Energy Corp.                                       5,948          435,810
Williams Cos., Inc.                                      13,216          248,593
XTO Energy, Inc.                                          8,054          264,493
                                                                      ----------
                                                                      22,032,269
                                                                      ----------
FINANCIAL (11.7%)
Ace, Ltd.*                                                6,587          271,845
Aflac, Inc.                                              11,632          433,408
Allstate Corp.                                           15,742          851,013
AmSouth Bancorporation                                    8,230          213,568
Ambac Financial Group, Inc.                               2,519          188,295
American Express Co.                                     27,189        1,396,699
American Int'l. Group, Inc.                              60,366        3,344,880
Aon Corp.                                                 7,334          167,509
Apartment Investment & Mgmt. Co.                          2,217           82,472
Archstone-Smith Trust                                     4,630          157,929
BB & T Corp.                                             12,712          496,785
Bank of America Corp.                                    93,950        4,143,195
Bank of New York Co., Inc.                               18,042          524,120
Bear Stearns Cos., Inc.                                   2,626          262,337
CIT Group Hldgs., Inc.                                    4,887          185,706
Capital One Financial Corp.                               5,729          428,357
Charles Schwab Corp.                                     26,607          279,640
Chubb Corp.                                               4,440          351,959
Cincinnati Financial Corp.                                3,683          160,616
Citigroup, Inc.                                         121,108        5,442,594
Comerica, Inc.                                            3,945          217,291
Compass Bancshares, Inc.                                  2,864          130,026
Countrywide Financial Corp.                              13,452          436,652
E*Trade Financial Corp.*                                  8,590          103,080
Equity Office Properties                                  9,346          281,595
Equity Residential                                        6,554          211,104
Fannie Mae                                               22,433        1,221,477
Federated Investors, Inc.                                 2,205           62,424
Fifth Third Bancorp                                      12,054          518,081
First Tennessee Natl. Corp.                               2,854          116,415
Franklin Resources, Inc.                                  4,584          314,692
Freddie Mac                                              15,946        1,007,787
Golden West Financial Corp.                               6,545          395,972
Goldman Sachs Group, Inc.                                10,378        1,141,476
Hartford Financial Svc. Gp., Inc.                         6,854          469,910
Huntington Bancshares, Inc.                               5,374          128,439
J.P. Morgan Chase & Co.                                  82,364        2,849,794
Janus Capital Group                                       5,476           76,390
Jefferson-Pilot Corp.                                     3,164          155,194
KeyCorp                                                   9,417          305,582
Lehman Brothers Holdings, Inc.                            6,398          602,436
Lincoln National Corp.                                    4,041          182,411
Loews Corp.                                               3,700          272,098
M & T Bank Corp.                                          2,279          232,595
MBIA, Inc.                                                3,262          170,537
MBNA Corp.                                               29,613          726,999
MGIC Investment Corp.                                     2,243          138,326
Marsh & McLennan Cos., Inc.                              12,259          372,919
Marshall & Ilsley Corp.                                   4,816          201,068

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Mellon Financial Corp.                                    9,822          280,320
Merrill Lynch & Co., Inc.                                21,574        1,221,088
MetLife, Inc.                                            16,987          664,192
Moody's Corp.                                             3,179          257,054
Morgan Stanley                                           25,790        1,476,478
National City Corp.                                      13,772          461,362
North Fork Bancorp, Inc.                                 10,908          302,588
Northern Trust Corp.                                      4,714          204,776
PNC Financial Services Group                              6,551          337,245
Plum Creek Timber Co.                                     4,260          152,082
Principal Financial Group, Inc.                           6,942          267,198
Progressive Corp. of Ohio                                 4,640          425,766
Prologis Trust                                            4,262          158,120
Providian Financial Corp.*                                6,793          116,568
Prudential Financial, Inc.                               12,145          697,123
Regions Financial Corp.                                  10,768          348,883
Sears Holding Corp.*                                      3,632          483,673
SLM Corporation                                           9,962          496,506
Safeco Corp.                                              2,948          143,597

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Simon Property Group                                     5,126           310,533
Sovereign Bancorp, Inc.                                  8,686           192,482
St. Paul Travelers Cos., Inc.                           15,516           569,903
State Street Corp.                                       7,730           337,956
Suntrust Banks, Inc.                                     7,861           566,542
Synovus Financial Corp.                                  7,205           200,731
T. Rowe Price Group, Inc.                                2,869           170,361
Torchmark Corp.                                          2,506           130,813
UNUM Provident Corp.                                     6,897           117,387
US Bancorp                                              42,956         1,237,992
Wachovia Corp.                                          36,747         1,870,790
Washington Mutual, Inc.                                 20,239           799,441
Wells Fargo & Company                                   39,303         2,350,319
XL Capital Limited*                                      3,222           233,176
Zions Bancorporation                                     2,083           143,769
                                                                      ----------
                                                                      50,152,511
                                                                      ----------
HEALTHCARE (7.6%)
Abbott Laboratories                                     36,132         1,684,474
Aetna, Inc.                                              6,823           511,384
Allergan, Inc.                                           3,050           211,883
Amerisource Bergen Corp.                                 2,575           147,522
Amgen, Inc.*                                            29,034         1,690,069
Applera Corp.-Applied Biosys                             4,550            89,817
Bard (C.R.), Inc.                                        2,427           165,230
Bausch & Lomb, Inc.                                      1,243            91,112
Baxter International, Inc.                              14,363           488,055
Becton Dickinson & Co.                                   5,862           342,458
Biogen Idec, Inc.*                                       7,731           266,797
Biomet, Inc.                                             5,856           212,573
Boston Scientific Corp.*                                17,615           515,943
Bristol-Myers Squibb Co.                                45,290         1,153,083
CIGNA Corp.                                              3,049           272,276
Cardinal Health, Inc.                                   10,050           560,790
Caremark Rx, Inc.*                                      10,592           421,350
Chiron Corp.*                                            3,421           119,940
Express Scripts, Inc.*                                   1,763           153,716
Forest Laboratories, Inc.*                               8,144           300,921
Genzyme Corp. (Genl. Div)*                               5,745           328,844
Gilead Sciences, Inc.*                                  10,034           359,217
Guidant Corp.                                            7,477           552,550
HCA, Inc.                                                9,541           511,111
Health Management Associates                             5,655           148,048
Hospira, Inc.*                                           3,618           116,753
Humana, Inc.*                                            3,727           119,040
IMS Health, Inc.                                         5,376           131,121
Johnson & Johnson                                       68,921         4,628,734
King Pharmaceuticals, Inc.*                              5,599            46,528
Laboratory Corp. of America*                             3,130           150,866
Lilly (Eli) & Co.                                       26,253         1,367,781
Manor Care, Inc.                                         1,998            72,647
McKesson Corp.                                           6,842           258,285
Medco Health Solutions*                                  6,382           316,356
Medimmune, Inc.*                                         5,765           137,265
Medtronic, Inc.                                         28,033         1,428,281
Merck & Co., Inc.                                       51,176         1,656,567
Millipore Corp.*                                         1,153            50,040
Mylan Laboratories, Inc.                                 6,240           110,573
PerkinElmer, Inc.                                        3,002            61,931
Pfizer, Inc.                                           172,916         4,542,503
Quest Diagnostics, Inc.                                  2,116           222,455
Schering-Plough Corp.                                   34,186           620,476
St. Jude Medical, Inc.*                                  8,365           301,140
Stryker Corp.                                            8,684           387,393
Tenet Healthcare Corp.*                                 10,854           125,147
Thermo Electron Corp.*                                   3,707            93,750
UnitedHealth Group, Inc.                                14,868         1,418,110
Waters Corp.*                                            2,801           100,248
Watson Pharmaceuticals, Inc.*                            2,538            77,993
WellPoint, Inc.*                                         7,069           886,099
Wyeth                                                   30,966         1,306,146
Zimmer Holdings, Inc.*                                   5,718           444,918
                                                                      ----------
                                                                      32,478,309
                                                                      ----------
INDUSTRIAL (7.0%)
3M Company                                              17,902         1,534,022
Allied Waste Industries, Inc.*                           6,289            45,973
American Power Conversion                                4,167           108,800
American Standard Cos., Inc.                             4,176           194,100

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Apollo Group, Inc. Cl A*                                  3,841          284,464
Avery Dennison Corp.                                      2,355          145,845
Block (H. & R.), Inc.                                     3,830          193,721
Boeing Co.                                               19,293        1,127,869
Burlington Northern Santa Fe                              8,769          472,912
CSX Corp.                                                 4,997          208,125
Caterpillar, Inc.                                         7,948          726,765
Cendant Corp.                                            24,456          502,326
Cintas Corp.                                              3,463          143,057
Cooper Industries, Ltd.*                                  2,148          153,625
Cummins, Inc.                                               992           69,787
Danaher Corp.                                             6,378          340,649
Deere & Co.                                               5,722          384,118
Delta Air Lines, Inc.*                                    3,241           13,126
Donnelley (R.R.) & Sons Co.                               4,992          157,847
Dover Corp.                                               4,721          178,407
Eaton Corp.                                               3,544          231,778
Emerson Electric Co.                                      9,719          631,055
Equifax, Inc.                                             3,131           96,090
FedEx Corp.                                               6,984          656,147
Fisher Scientific Intl.*                                  2,718          154,709
Fluor Corp.                                               1,983          109,918
General Dynamics Corp.                                    4,638          496,498
General Electric Co.                                    245,658        8,858,427
Goodrich Corporation                                      2,783          106,561
Grainger (W.W.), Inc.                                     1,933          120,368
Honeywell International, Inc.                            19,718          733,707
ITT Industries, Inc.                                      2,139          193,023
Illinois Tool Works, Inc.                                 6,367          570,038
Ingersoll Rand Co.*                                       4,017          319,954
L-3 Communications Hldgs., Inc.                           2,669          189,552
Lockheed Martin Corp.                                     9,304          568,102
Masco Corp.                                              10,383          359,979
Monster Worldwide, Inc.*                                  2,798           78,484
Navistar International Corp.*                             1,524           55,474
Norfolk Southern Corp.                                    9,277          343,713
Northrop Grumman Corp.                                    8,350          450,733
PACCAR, Inc.                                              4,026          291,442
Pall Corp.                                                2,874           77,943
Parker Hannifin Corp.                                     2,785          169,662
Pitney Bowes, Inc.                                        5,350          241,392
Raytheon Co.                                             10,501          406,389
Robert Half Intl., Inc.                                   3,731          100,588
Rockwell Automation, Inc.                                 4,055          229,675
Rockwell Collins                                          4,134          196,737
Ryder System, Inc.                                        1,485           61,925
Southwest Airlines Co.                                   17,076          243,162
Textron, Inc.                                             3,133          233,784
Tyco International, Ltd.                                 46,660        1,577,108
Union Pacific Corp.                                       6,049          421,615
United Parcel Service Cl B                               25,940        1,886,876
United Technologies Corp.                                11,871        1,206,806
Waste Management, Inc.                                   13,176          380,128
                                                                      ----------
                                                                      30,035,080
                                                                      ----------
TECHNOLOGY (8.8%)
ADC Telecommunications, Inc.*                            18,791           37,394
Adobe Systems, Inc.                                       5,640          378,839
Advanced Micro Devices, Inc.*                             9,131          147,192
Affiliated Computer Svcs.*                                2,936          156,313
Agilent Technologies, Inc.*                              10,018          222,400
Altera Corp.*                                             8,629          170,682
Analog Devices, Inc.                                      8,634          312,033
Andrew Corp.*                                             3,731           43,690
Apple Computer, Inc.*                                    18,940          789,230
Applied Materials, Inc.                                  38,655          628,144
Applied Micro Circuits*                                   7,140           23,491
Autodesk, Inc.*                                           5,319          158,293
Automatic Data Processing, Inc.                          13,514          607,454

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Avaya, Inc.*                                             11,125          129,940
BMC Software, Inc.*                                       5,134           77,010
Broadcom Corp. Cl A*                                      6,741          201,691
Ciena Corp.*                                             13,263           22,812
Cisco Systems, Inc.*                                    149,815        2,680,190
Citrix Systems, Inc.*                                     3,928           93,565
Computer Associates Intl., Inc.                          12,335          334,278
Computer Sciences Corp.*                                  4,429          203,070
Compuware Corp.*                                          8,977           64,634
Comverse Technology, Inc.*                                4,581          115,533
Convergys Corp.*                                          3,294           49,179
Corning, Inc.*                                           32,673          363,650
Dell, Inc.*                                              56,992        2,189,633
EMC Corp.*                                               55,753          686,877
Electronic Arts, Inc.*                                    7,137          369,554
Electronic Data Systems Corp.                            11,998          247,999
First Data Corp.                                         18,585          730,576
Fiserv, Inc.*                                             4,479          178,264
Freescale Semiconductor Cl A*                             9,307          160,546
Gateway, Inc.*                                            6,929           27,855
Hewlett-Packard Co.                                      67,110        1,472,393
Intel Corp.                                             144,323        3,352,623
Intl. Business Machines Corp.                            37,840        3,457,819
Intuit, Inc.*                                             4,297          188,080
JDS Uniphase Corp.*                                      33,484           55,918
Jabil Circuit, Inc.*                                      4,254          121,324
KLA Tencor Corp.                                          4,555          209,576
LSI Logic Corp.*                                          8,922           49,874
Lexmark Int'l, Inc.*                                      2,935          234,712
Linear Technology Corp.                                   7,117          272,652
Lucent Technologies*                                    102,696          282,414
Maxim Integrated Products, Inc.                           7,572          309,468
Mercury Interactive Corp.*                                1,957           92,723
Micron Technology, Inc.*                                 14,227          147,107
Microsoft Corp.                                         234,519        5,668,324
Molex Inc., Cl A                                          3,887          102,461
Motorola, Inc.                                           56,826          850,685
NCR Corp.*                                                4,316          145,622
NVIDIA Corporation*                                       3,852           91,524
National Semiconductor Corp.                              8,235          169,723
Network Appliance, Inc.*                                  8,486          234,723
Novell, Inc.*                                             8,783           52,347
Novellus Systems, Inc.*                                   3,240           86,605
Oracle Corp.*                                           104,143        1,299,705
PMC Sierra, Inc.*                                         4,167           36,670
Parametric Technology Corp.*                              6,269           35,044
Paychex, Inc.                                             8,243          270,535
QLogic Corp.*                                             2,129           86,225
Qualcomm, Inc.*                                          38,144        1,397,978
Sabre Group Holdings, Inc.                                3,048           66,690
Sanmina Corp.*                                           12,131           63,324
Scientific-Atlanta, Inc.                                  3,524           99,447
Siebel Systems, Inc.*                                    11,932          108,939
Solectron Corp.*                                         22,506           78,096
Sun Microsystems, Inc.*                                  78,289          316,288
Sungard Data Sys., Inc.*                                  6,695          230,978
Symantec Corp.*                                          16,445          350,772
Symbol Technologies, Inc.                                 5,624           81,492
Tektronix, Inc.                                           2,071           50,802
Tellabs, Inc.*                                           10,708           78,168
Teradyne, Inc.*                                           4,501           65,715
Texas Instruments, Inc.                                  39,895        1,016,924
Unisys Corp.*                                             7,818           55,195
Veritas Software Corp.*                                   9,784          227,184
Xerox Corp.*                                             22,189          336,163
Xilinx, Inc.                                              8,078          236,120
Yahoo!, Inc.*                                            30,222        1,024,526
                                                                      ----------
                                                                      37,863,688
                                                                      ----------
TELECOMMUNICATIONS (1.8%)
AT&T Corp.                                               18,550          347,812
Alltel Corp.                                              7,012          384,608
BellSouth Corp.                                          42,450        1,116,010
CenturyTel, Inc.                                          3,119          102,428
Citizens Communications Co.                               7,775          100,608
Nextel Communications, Inc.*                             26,114          742,160
Qwest Communications Intl.*                              38,736          143,323

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

INDEXED ASSETS:                                         Shares         Value($)
                                                        ------         --------
COMMON STOCKS:
TELECOMMUNICATIONS (Cont'd.)
SBC Communications, Inc.                                76,564         1,813,801
Sprint Corp. (FON Gp.)                                  34,256           779,324
Verizon Communications                                  64,200         2,279,100
                                                                     -----------
                                                                       7,809,174
                                                                     -----------
UTILITIES (1.9%)
AES Corp.*                                              15,037           246,306
Allegheny Energy, Inc.*                                  3,186            65,823
Ameren Corp.                                             4,527           221,868
American Electric Power, Inc.                            8,885           302,623
CINergy Corp.                                            4,436           179,747
CMS Energy Corp.*                                        4,991            65,070
Calpine Corp.*                                          12,384            34,675
Centerpoint Energy, Inc.                                 6,706            80,673
Consolidated Edison, Inc.                                5,622           237,136
Constellation Energy Group                               4,099           211,918
DTE Energy Co.                                           4,032           183,375
Dominion Resources, Inc.                                 7,894           587,550
Duke Energy Corp.                                       21,739           608,909
Dynergy, Inc.*                                           7,675            30,009
Edison International                                     7,551           262,171
Entergy Corp.                                            4,940           349,060
Exelon Corp.                                            15,408           707,073
FPL Group, Inc.                                          9,067           364,040
FirstEnergy Corp.                                        7,645           320,708
Keyspan Corporation                                      3,727           145,241
NiSource, Inc.                                           6,287           143,281
Nicor, Inc.                                              1,022            37,906
PG & E Corp.                                             8,360           285,076
PPL Corporation                                          4,383           236,638
Peoples Energy Corp.                                       879            36,848
Pinnacle West Capital Corp.                              2,122            90,206
Progress Energy, Inc.                                    5,726           240,206
Public Svc. Enterprise Group                             5,524           300,450
Sempra Energy                                            5,516           219,757
Southern Co.                                            17,217           548,017
TXU Corp.                                                5,568           443,380
Teco Energy, Inc.                                        4,787            75,060
Xcel Energy, Inc.                                        9,292           159,637
                                                                     -----------
                                                                       8,020,437
                                                                     -----------

TOTAL INDEXED ASSETS-COMMON STOCKS
  (Cost: $192,533,450) 58.6%                                         250,964,317
                                                                     -----------

-------------
*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                            Face
INDEXED ASSETS:                                               Rate(%)      Maturity        Amount($)        Value($)
                                                              -------      --------        ---------        --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)                                        2.55         04/28/05        600,000            598,850
                                                                                                          -----------

COMMERCIAL PAPER (1.0%)
Gillette Company                                              2.80         04/01/05      4,100,000          4,100,000
                                                                                                          -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,698,850) 1.1%                                                    4,698,850
                                                                                                          -----------

TOTAL INDEXED ASSETS (Cost: $197,232,300) 59.7%                                                           255,663,167
                                                                                                          -----------

-------------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

--------------

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2005:

                                                    Expiration    Underlying Face     Unrealized
                                                       Date       Amount at Value     Gain(Loss)
                                                       ----       ---------------     ----------
Purchased
16 S&P 500 Stock Index Futures Contracts            June 2005       $4,735,600         $(53,400)
                                                                    ==========         =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.1%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares        Value($)
                                                         ------        --------
COMMON STOCKS:
BASIC MATERIALS (1.9%)
A. Schulman, Inc.                                        21,977          382,839
Allegheny Technologies, Inc.                             11,318          272,877
Cleveland-Cliffs, Inc.                                    3,816          278,072
Coeur D'Alene Mines Corp.*                               48,217          176,956
Commercial Metals Co.                                     8,426          285,557
Cytec Industries, Inc.                                   11,990          650,458
Du Pont (E.I.) de Nemours & Co.                          30,500        1,562,820
FMC Corp.*                                               10,736          573,839
Georgia Gulf Corp.                                       18,860          867,183
Graftech International, Ltd.*                            41,811          237,905
Lone Star Technologies, Inc.*                            10,088          397,770
Longview Fibre Co.                                       25,078          470,463
Lubrizol Corp.                                           11,600          471,424
Matthews Intl. Corp. Cl A                                 5,085          166,585
PPG Industries, Inc.                                     14,500        1,037,040
The Mosaic Co.*                                           8,844          150,879
                                                                      ----------
                                                                       7,982,667
                                                                      ----------
CONSUMER, CYCLICAL (5.0%)
eBay, Inc.*                                              57,400        2,138,724
Aaron Rents, Inc.                                        30,022          600,440
American Eagle Outfitters                                11,370          335,984
Boyd Gaming Corp.                                        11,502          599,829
Buffalo Wild Wings, Inc.*                                14,335          542,293
CNET Networks, Inc.*                                     16,035          151,370
Cache, Inc.*                                             14,018          189,944
Catalina Marketing Corp.                                  5,705          147,760
Celebrate Express, Inc.*                                 19,372          379,497
Crown Holdings, Inc.*                                   113,798        1,770,697
Deckers Outdoor Corp.*                                    6,129          219,050
Dick's Sporting Goods, Inc.*                             12,443          457,031
Fossil, Inc.*                                            12,065          312,785
Genuine Parts Co.                                        30,000        1,304,700
Guitar Center Inc.*                                      10,949          600,334
Harman Intl. Industries, Inc.                             6,500          574,990
Harris Interactive*                                      18,430           84,962
Hibbett Sporting Goods, Inc.*                            16,760          503,470
Jacuzzi Brands, Inc.*                                    81,656          796,963
Lithia Motors, Inc. Cl A                                  6,665          170,691
Liz Claiborne, Inc.                                      15,000          601,950
Modine Manufacturing Co.                                 11,190          328,203
Monaco Coach Corp.                                        7,630          123,225
News Corp, Inc.                                          51,000          862,920
P.F. Changs China Bistro, Inc.*                           9,430          563,914
Petco Animal Supplies, Inc.*                             12,656          465,867
Pinnacle Entertainment, Inc.*                            15,776          263,459
Proquest Company*                                         5,377          194,379
Quiksilver, Inc.*                                        16,069          466,483
Red Robin Gourmet Burgers*                                6,137          312,435
Regent Communications, Inc.*                             24,448          130,797
Sharper Image Corp.*                                      5,830           96,836
Shopko Stores, Inc.*                                     31,502          699,974
Staples, Inc.                                            58,200        1,829,226
Sunterra Corporation*                                    38,435          579,600
The Steak N Shake Company*                               23,618          457,008
The Warnaco Group, Inc.*                                 20,113          483,517
Thor Industries, Inc.                                     5,420          162,112
Time Warner, Inc.*                                       24,500          429,975
Wolverine World Wide, Inc.                               19,518          418,271
                                                                      ----------
                                                                      21,351,665
                                                                      ----------
CONSUMER, NON-CYCLICAL (1.4%)
Alberto-Culver Co. Cl A                                   8,200          392,452
Alkermes, Inc.*                                          13,003          134,971
Chiquita Brands Intl., Inc.                              26,127          699,681
ConAgra Foods, Inc.                                      33,500          905,170
Conmed Corp.*                                             6,415          193,220
Longs Drug Stores Corp.                                  20,650          706,643
MGI Pharma, Inc.,*                                       25,164          635,894

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares        Value($)
                                                         ------        --------
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont'd)
Medicines Company*                                         6,393         144,865
Phase Forward, Inc.*                                      28,882         188,599
Serologicals Corp.*                                       17,466         426,869
Walgreen Co.                                              11,800         524,156
Walter Industries, Inc.                                   24,096       1,025,285
                                                                       ---------
                                                                       5,977,805
                                                                       ---------
ENERGY (2.0%)
Anadarko Petroleum Corp.                                   4,500         342,450
Brigham Exploration Company*                               2,930          27,044
ChevronTexaco Corp.                                       11,500         670,565
Denbury Resources, Inc.*                                  14,170         499,209
Exxon Mobil Corp.                                          7,930         472,628
Forest Oil Corp.*                                          3,380         136,890
Frontier Oil Crop                                         13,146         476,674
Grey Wolf, Inc.*                                          30,855         203,026
Houston Exploration Col*                                   7,330         417,444
Marathon Oil Corp.                                        10,000         469,200
NS GROUP, INC.*                                           15,710         493,451
Occidental Petroleum Corp.                                10,500         747,285
Plains Exploration & Prod. Co.                            13,120         457,888
Range Resources Corp.                                     47,226       1,103,199
Schlumberger, Ltd.                                         6,000         422,880
Southern Union Co.*                                       24,489         614,919
Stone Energy Corp.*                                        5,440         264,221
Tesoro Petroleum Corp.*                                    6,110         226,192
Unisource Energy Corp.                                    19,087         591,124
                                                                       ---------
                                                                       8,636,289
                                                                       ---------
FINANCIAL (8.2%)
Alabama National Bancorp                                   8,408         520,371
American Express Co.                                      26,390       1,355,654
American Home Mortgage Investment                          1,856          53,156
American Int'l. Group, Inc.                               18,000         997,380
Amli Residential Properties                               14,245         390,171
Argonaut Group, Inc.*                                      8,120         172,306
Assured Guaranty Co.*                                     28,758         516,206
Bank Mutual Corp.                                         26,317         311,067
Bank of America Corp.                                     40,080       1,767,528
BankAtlantic Bancorp, Inc. Cl A                           36,164         629,254
Banner Corporation                                        10,753         290,008
Bear Stearns Cos., Inc.                                    8,100         809,190
Brookline Bankcorp                                        37,546         559,435
Capital Automotive REIT                                   14,402         476,994
Capital One Financial Corp.                                3,000         224,310
Carramerica Realty Corp.                                   8,632         272,340
Charles Schwab Corp.                                     173,500       1,823,485
Choice Hotels Intl., Inc.                                  4,779         296,059
Citigroup, Inc.                                           67,500       3,033,450
Columbia Banking System                                   10,279         244,126
Comerica, Inc.                                             6,250         344,250
Conseco, Inc.*                                            16,859         344,261
Direct General Corp.                                       7,145         146,758
ECC Capital Corp.*                                        28,390         170,340
Equity Inns, Inc.                                         50,701         559,232
Equity One, Inc.                                           9,820         202,194
FNB Corp.                                                  9,402         180,048
First Financial Holdings, Inc.                             3,890         108,064
First Niagara Financial Grp                               38,602         509,932
First State Banck Corporation                             19,508         331,148
Franklin Resources, Inc.                                   6,500         446,225
Gladstone Capital Corp.                                    3,900          82,758
Glimcher Realty Trust                                      2,870          68,019
Golden West Financial Corp.                               10,000         605,000
Hartford Financial Svc. Gp., Inc.                          6,000         411,360
Highwoods Properties, Inc.                                17,681         474,204
J.P. Morgan Chase & Co.                                    9,000         311,400
KNBT Bancorp, Inc.                                        27,343         418,348
LandAmerica Financial Group                                8,577         429,107
MAF Bancorp                                               13,153         546,376
MBNA Corp.                                                82,800       2,032,740
Medical Properties of America*                            34,720         355,880
Merrill Lynch & Co., Inc.                                 11,000         622,600
Mid-America Apt Communities                               12,242         446,833
National Financial Partners                                5,752         228,930
New Century Financial Corp.                                2,690         125,946
North Fork Bancorp, Inc.                                  30,000         832,200
Pennsylvania REIT                                         10,962         441,988
PrivateBancorp, Inc.                                      19,477         611,773

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares        Value($)
                                                         ------        --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Provident Financial Services                            32,584           557,186
Providian Financial Corp.*                             104,827         1,798,831
Santander Bancorp                                       12,519           329,625
Sterling Financial Corp.*                               16,502           589,121
Stewart Information Services                            10,815           405,779
Sws Group, Inc.                                         14,913           239,055
Texas Capital Bancshares*                               25,910           544,110
Texas Regional Bancshares                               17,141           516,116
TrustCo Bank Corp. (N.Y.)                                7,170            82,383
Vintage Wine Trust, Inc.*                               45,210           452,100
W Holding Co., Inc.                                     24,778           249,514
Wachovia Corp.                                          16,000           814,560
Wells Fargo & Company                                   15,500           926,900
Zions Bancorporation                                     6,200           427,924
                                                                      ----------
                                                                      35,063,608
                                                                      ----------
HEALTHCARE (3.5%)
Abbott Laboratories                                     26,414         1,231,421
Able Laboratories, Inc.*                                12,214           286,540
Adolor Corporation*                                     11,294           112,036
Advanced Medical Optics, Inc.*                          16,155           584,973
Align Technology, Inc.*                                 20,895           130,385
Amgen, Inc.*                                            29,500         1,717,195
Amsurg Corp.*                                            6,360           160,908
Amylin Pharmaceuticals, Inc.*                            9,384           164,126
Apria Healthcare Group, Inc.*                            5,505           176,711
Auxilium Pharmaceuticals, Inc.                          30,929           184,955
Bioenvision, Inc.*                                      23,166           133,205
Biogen Idec, Inc.*                                       6,600           227,766
CV Therapeutics, Inc.*                                  12,573           255,986
Caliper Life Sciences, Inc.*                            52,520           338,754
Centene Corporation*                                    20,728           621,633
Coventry Health Care*                                    2,072           141,186
Cubist Pharmaceuticals, Inc.*                           17,168           182,324
Dendreon Corp.*                                         21,744           118,505
GTC Biotherapeutics*                                    73,626            77,307
Genesis HealthCare Corp.*                                5,620           241,042
Immunicon Corp.*                                        32,007           188,521
Inspire Pharmaceuticals, Inc.*                          13,535           110,446
Kensey Nash Corp.*                                       7,260           196,601
Medtronic, Inc.                                         42,000         2,139,900
Par Pharmaceutical Cos., Inc*                            4,267           142,689
Pfizer, Inc.                                            74,000         1,943,980
Rigel Pharmaceuticals, Inc.*                             7,799           125,096
Telik, Inc.*                                            21,306           321,294
Transkarayotic Therapies, Inc.                          11,438           285,550
United Surgical Partners, Inc.                           5,321           243,542
Valeant Pharmaceuticals                                  7,460           167,999
Ventana Medical Systems, Inc.*                          15,254           571,415
VistaCare, Inc. Cl A*                                    9,010           183,263
Wright Medical Group, Inc.*                             15,598           374,352
Wyeth                                                   16,000           674,880
                                                                      ----------
                                                                      14,756,486
                                                                      ----------
INDUSTRIAL (6.2%)
Affymetrix, Inc.*                                       21,000           899,640
Apogee Enterprises, Inc.                                42,123           601,516
Applied Industrial Tech, Inc.                            9,292           252,742
Audiovox Corp. Cl A*                                    51,306           653,638
Aviall, Inc.*                                            6,601           184,828
Benchmark Electronics*                                  24,067           766,053
Cal Dive International, Inc.*                            8,714           394,744
Caterpillar, Inc.                                       16,500         1,508,760
Champion Enterprises, Inc.*                             73,279           688,823
Ciber, Inc.*                                            62,335           453,175
Cymer, Inc.*                                             8,250           220,853
Digital River, Inc.*                                     8,415           262,211
Dycom Industries, Inc.*                                 14,220           326,918
ElkCorp                                                 10,980           422,291
Engineered Support Systems                              13,174           705,073
Fisher Scientific Intl.*                                10,500           597,660

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares        Value($)
                                                         ------        --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Gardner Denver Machinery*                                12,767          504,424
General Cable Corp.*                                     71,457          862,486
General Electric Co.                                     48,000        1,730,880
Grainger (W.W.), Inc.                                    30,000        1,868,100
Honeywell International, Inc.                            23,000          855,830
Hydril Company*                                           7,227          422,129
Kennametal, Inc.                                         10,920          518,591
Kerzner International, Ltd.*                              6,560          401,669
Kirby Corp.*                                             13,107          550,887
Landstar System, Inc.*                                   19,752          646,878
Laureate Education, Inc.*                                12,870          550,707
MKS Instruments, Inc.*                                    9,270          147,208
Mine Safety Appliances Co.                               10,395          402,702
Molecular Devices Corp.*                                  9,462          179,778
Mykrolis Corp.*                                          30,348          433,976
Noven Pharmaceuticals*                                    9,782          165,903
Optical Communication Product                             1,120            1,949
Penn National Gaming, Inc.*                              13,278          390,108
RailAmerica, Inc.*                                       66,041          824,192
Rockwell Automation, Inc.                                20,500        1,161,120
Siligan Holdings, Inc.                                   14,102          916,348
Spherion Corp.*                                          40,649          304,461
TTM Technologies*                                        29,259          306,049
Trinity Industries                                       11,059          311,532
Triumph Group, Inc.*                                      8,489          330,562
USEC, Inc.                                                7,790          126,821
UTI Worldwide, Inc.*                                      9,268          643,663
United Parcel Service Cl B                               21,000        1,527,540
Universal Forest Products                                13,821          536,946
Us Home Systems, Inc.*                                   16,050           83,460
Woodhead Industries, Inc.                                   530            7,208
                                                                      ----------
                                                                      26,653,032
                                                                      ----------
TECHNOLOGY (8.9%)
ASE Test Limited*                                        44,428          225,695
Aeroflex, Inc.*                                          19,170          178,857
Affiliated Computer Svcs.*                               12,878          685,626
Angiotech Pharmaceuticals*                                9,540          146,440
Anixter International, Inc.                              12,014          434,307
Applied Materials, Inc.                                 122,500        1,990,626
Ask Jeeves, Inc.*                                         6,719          188,671
Avid Technology, Inc.*                                   21,391        1,157,682
Brocade Communication Sys.*                              29,522          174,771
CACI International*                                       2,942          162,488
CMG Information Services, Inc.                           83,514          171,205
Callwave, Inc.*                                          11,656           68,771
Cisco Systems, Inc.*                                    127,000        2,272,031
Cognex Corp.                                              5,290          131,616
Cognizant Tech Solutions*                                28,500        1,316,700
Concord Communications, Inc.*                            18,083          183,000
Credence Systems Corp.*                                  18,109          143,242
Cypress Semiconductor Corp.*                             43,325          545,895
DRS Technologies, Inc.*                                  13,346          567,205
DSP Group, Inc.*                                          7,583          195,338
Dell, Inc.*                                              56,000        2,151,520
EMC Corp.*                                              227,000        2,796,640
Electronic Arts, Inc.*                                   35,000        1,812,300
Electronics For Imaging, Inc.*                            9,068          161,773
Embarcardero Technologies, Inc.                          46,360          305,512
Exelixis, Inc.*                                          14,840          100,615
F5 Networks, Inc.*                                        3,385          170,909
Freescale Semiconductor Cl A*                            25,000          431,250
Gartner, Inc.*                                           13,775          131,827
Hyperion Solutions Corp.*                                11,882          524,115
Infospace.Com, Inc.*                                      3,483          142,211
Integrated Device Tech., Inc.*                           34,484          414,843
Integrated Silicon Solution*                             28,567          191,399
Interdigital Comm. Corp.*                                 7,982          122,284
Juniper Networks, Inc.*                                  78,500        1,731,710
KLA Tencor Corp.                                         13,500          621,135
Kronos, Inc.*                                             3,606          184,303
Lecroy Corp.*                                            18,805          322,130
Linear Technology Corp.                                  52,000        1,992,120
Lionbridge Technologies, Inc.*                           38,592          219,589
Macrovision Corp.*                                        7,031          160,236

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

ACTIVE ASSETS:                                           Shares        Value($)
                                                         ------        --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Maxim Integrated Products, Inc.                         47,000         1,920,890
Mentor Graphics Corp.*                                  14,596           199,965
Micrel, Inc.*                                           40,258           371,179
Micros Systems, Inc.*                                    4,608           169,160
Motorola, Inc.                                          26,000           389,220
On Semiconductor*                                       62,303           246,097
PalmSource, Inc.*                                       15,924           143,953
Parametric Technology Corp.*                            84,611           472,975
Perot Systems Corp.  Cl A*                               9,995           134,333
Powerwave Technologies, Inc.*                           29,746           230,234
Qualcomm, Inc.*                                         38,500         1,411,025
RF Micro Devices*                                       30,242           157,863
RSA Security, Inc.*                                      7,614           120,682
RealNetworks, Inc.*                                     23,178           133,969
Silicon Image, Inc.*                                    20,304           204,258
Skyworks Solutions, Inc.*                               87,607           556,304
Symantec Corp.*                                         70,000         1,493,100
Symbol Technologies, Inc.                               62,000           898,380
Synaptics, Inc.*                                         8,756           203,139
Texas Instruments, Inc.                                 36,000           917,640
Titan Corp.*                                            11,257           204,427
Trimble Navigation, Ltd.*                                6,215           210,129
Varian Semiconductor Equip.*                             5,800           220,458
Viasat, Inc.*                                           18,416           344,195
Websense, Inc.*                                          7,476           402,209
Wireless Facilities, Inc.*                              18,453           115,331
Xenogen Corporation*                                    30,020           154,303
aQuantive, Inc.*                                        36,370           402,616
                                                                     -----------
                                                                      38,056,621
                                                                     -----------
TELECOMMUNICATIONS (0.9%)
CT Communications, Inc.                                 11,526           121,369
Citizens Communications Co.                             61,500           795,810
Ivillage, Inc.*                                         31,162           189,777
SBC Communications, Inc.                                47,000         1,113,430
SpectraLink Corporation                                 30,930           436,732
Sprint Corp. (FON Gp.)                                  38,331           872,030
Surewest Communications                                  4,500           103,770
Valor Communications Group                              10,030           145,134
                                                                     -----------
                                                                       3,778,052
                                                                     -----------
UTILITIES (0.9%)
Avista Corp.                                            11,307           197,873
CINergy Corp.                                           33,460         1,355,799
Energen Corp.                                            7,907           526,606
PNM Resources, Inc.                                     27,289           728,071
Southwestern Energy Co.*                                11,267           639,515
Westar Energy, Inc.                                     23,632           511,396
                                                                     -----------
                                                                       3,959,260
                                                                     -----------

TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $152,169,265) 38.9%                                         166,215,485
                                                                     -----------

-------------

*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                           Face
ACTIVE ASSETS:                                                Rate(%)      Maturity       Amount($)         Value($)
                                                              -------      --------       ---------         --------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
Gillette Company                                               2.80        04/01/05       5,130,000        5,130,000
                                                                                                        ------------

TOTAL SHORT-TERM DEBT SECURITIES  (Cost: $5,130,000) 1.2%                                                  5,130,000
                                                                                                        ------------

TOTAL ACTIVE ASSETS  (Cost: $157,299,265) 40.1%                                                          171,345,485
                                                                                                        ------------

TEMPORARY CASH INVESTMENTS **(Cost: $785,800) 0.2%                                                           785,800
                                                                                                        ------------

TOTAL INVESTMENTS (Cost: $355,317,365) 100.0%                                                           $427,794,452
                                                                                                        ============

-------------

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2005 was 2.29%.

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the All America Fund are:

Unrealized Appreciation                     $106,550,599
Unrealized Depreciation                      (36,767,878)
                                            ------------
Net                                         $ 69,782,721
                                            ============

Cost of Investments                         $358,011,731
                                            ============

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
BASIC MATERIALS (3.2%)
Air Products & Chemicals, Inc.                           14,370          909,477
Alcoa, Inc.                                              55,025        1,672,210
Allegheny Technologies, Inc.                              5,651          136,246
Ball Corp.                                                6,942          287,954
Bemis Co.                                                 6,759          210,340
Dow Chemical Co.                                         60,206        3,001,269
Du Pont (E.I.) de Nemours & Co.                          62,948        3,225,456
Eastman Chemical Co.                                      4,920          290,280
Ecolab, Inc.                                             13,941          460,750
Engelhard Corp.                                           7,714          231,651
Freeport-McMoran Copper Cl B                             11,301          447,633
Georgia-Pacific (Timber Group)                           16,405          582,213
Great Lakes Chemical Corp.                                3,248          104,326
Hercules, Inc.*                                           7,069          102,359
International Paper Co.                                  30,958        1,138,945
Intl. Flavors & Fragrances                                5,593          220,924
Louisiana-Pacific Corp.                                   6,993          175,804
MeadWestvaco Corp.                                       12,795          407,137
Monsanto Co.                                             16,812        1,084,374
Newmont Mining Corp. Holding Co.                         28,027        1,184,141
Nucor Corp.                                              10,087          580,608
PPG Industries, Inc.                                     10,936          782,143
Pactiv Corp.*                                             9,371          218,813
Phelps Dodge Corp.                                        6,103          620,858
Praxair, Inc.                                            20,377          975,243
Rohm & Haas Co.                                          12,276          589,248
Sealed Air Corp.*                                         5,276          274,035
Sigma-Aldrich Corp.                                       4,347          266,254
Temple-Inland, Inc.                                       3,613          262,123
United States Steel Group                                 7,208          366,527
Vulcan Materials Co.                                      6,498          369,281
Weyerhaeuser Co.                                         15,326        1,049,831
                                                                      ----------
                                                                      22,228,453
                                                                      ----------
CONSUMER, CYCLICAL (11.0%)
eBay, Inc.*                                              76,416        2,847,260
AutoZone, Inc.*                                           4,273          366,196
Autonation, Inc.*                                        14,258          270,047
Bed Bath & Beyond, Inc.*                                 19,106          698,133
Best Buy Co., Inc.                                       18,849        1,018,035
Big Lots, Inc.*                                           7,126           85,655
Black & Decker Corp.                                      5,065          400,084
Brunswick Corp.                                           6,117          286,581
Carnival Corp.                                           33,264        1,723,408
Centex Corp.                                              7,990          457,587
Circuit City Group, Inc.                                 12,077          193,836
Clear Channel Communications                             33,278        1,147,093
Coach, Inc.*                                             12,071          683,581
Comcast Corp. Cl A*                                     139,663        4,717,816
Cooper Tire & Rubber Co.                                  4,430           81,335
Dana Corp.                                                9,481          121,262
Darden Restaurants, Inc.                                  9,328          286,183
Delphi Corporation                                       35,432          158,735
Dillard's, Inc. Cl A                                      4,459          119,947
Disney (Walt) Co.                                       129,265        3,713,783
Dollar General Corp.                                     19,033          417,013
Dow Jones & Co., Inc.                                     4,457          166,558

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
CONSUMER, CYCLICAL (Cont'd.)
Eastman Kodak Co.                                        18,100          589,155
Family Dollar Stores, Inc.                               10,589          321,482
Federated Department Stores                              10,683          679,866
Ford Motor Co.                                          115,597        1,309,714
Fortune Brands, Inc.                                      9,148          737,603
Gannett Co., Inc.                                        15,858        1,254,051
Gap, Inc.                                                46,498        1,015,516
General Motors Corp.                                     35,661        1,048,077
Genuine Parts Co.                                        11,031          479,738
Goodyear Tire & Rubber Co.*                              11,098          148,158
Harley-Davidson, Inc.                                    18,434        1,064,748
Harrah's Entertainment, Inc.                              7,187          464,136
Hasbro, Inc.                                             10,538          215,502
Hilton Hotels Corp.                                      24,290          542,882
Home Depot, Inc.                                        138,646        5,301,823
International Game Technology                            21,785          580,788
Interpublic Group of Cos., Inc.                          26,700          327,876
Johnson Controls, Inc.                                   12,070          673,023
Jones Apparel Group, Inc.                                 7,729          258,844
KB Home                                                   2,630          308,920
Knight-Ridder, Inc.                                       4,767          320,581
Kohl's Corp.*                                            20,579        1,062,494
Leggett & Platt                                          12,049          347,975
Limited Brands, Inc.                                     24,121          586,140
Liz Claiborne, Inc.                                       6,853          275,011
Lowe's Companies, Inc.                                   48,790        2,785,421
Marriott International, Inc.                             12,686          848,186
Mattel, Inc.                                             26,308          561,676
May Department Stores Co.                                18,435          682,464
Maytag Corp.                                              5,020           70,129
McDonald's Corp.                                         80,318        2,501,103
McGraw-Hill Cos., Inc.                                   12,025        1,049,181
Meredith Corp.                                            2,872          134,266
NIKE, Inc. Cl B                                          14,505        1,208,412
New York Times Co. Cl A                                   9,204          336,682
Newell Rubbermaid, Inc.                                  17,350          380,659
News Corp., Inc.                                        181,928        3,078,222
Nordstrom, Inc.                                           7,960          440,825
Office Depot, Inc.*                                      19,748          438,011
OfficeMax, Inc.                                           5,900          197,650
Omnicom Group, Inc.                                      11,764        1,041,349
Penney (J.C.) Co., Inc.                                  18,032          936,221
Pulte Homes, Inc.                                         7,481          550,826
RadioShack Corp.                                         10,005          245,123
Reebok International, Ltd.                                3,537          156,689
Sherwin-Williams Co.                                      7,991          351,524
Snap-On, Inc.                                             3,658          116,288
Stanley Works                                             4,747          214,897
Staples, Inc.                                            31,269          982,785
Starbucks Corp.*                                         25,232        1,303,485
Starwood Hotels & Resorts                                13,415          805,302
TJX Companies, Inc.                                      30,424          749,343
Target Corp.                                             56,534        2,827,831
Tiffany & Co.                                             9,186          317,101
Time Warner, Inc.*                                      290,170        5,092,484
Toys R Us, Inc.*                                         13,578          349,769
Tribune Co.                                              18,832          750,832
Univision Communications, Inc.                           18,428          510,271
V F Corp.                                                 6,313          373,351
Viacom, Inc. Cl B                                       107,650        3,749,450
Visteon Corp.*                                            8,179           46,702

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
CONSUMER, CYCLICAL (Cont'd.)
Wendy's International, Inc.                              7,196           280,932
Whirlpool Corp.                                          4,221           285,888
Yum! Brands, Inc.                                       18,397           953,149
                                                                      ----------
                                                                      77,578,710
                                                                      ----------
CONSUMER, NON-CYCLICAL (10.1%)
Alberto-Culver Co. Cl A                                  5,353           256,195
Albertson's, Inc.                                       23,238           479,865
Altria Group, Inc.                                     130,606         8,540,326
Anheuser-Busch Cos., Inc.                               49,055         2,324,716
Archer-Daniels-Midland Co.                              39,344           967,076
Avon Products, Inc.                                     29,772         1,278,410
Brown-Forman Corp. Cl B                                  5,691           311,582
CVS Corp.                                               25,259         1,329,129
Campbell Soup Co.                                       20,559           596,622
Clorox Co.                                               9,684           609,995
Coca-Cola Co.                                          143,036         5,960,310
Coca-Cola Enterprises, Inc.                             22,270           456,980
Colgate-Palmolive Co.                                   33,179         1,730,948
ConAgra Foods, Inc.                                     32,547           879,420
Costco Wholesale Corp.                                  29,823         1,317,580
General Mills, Inc.                                     23,050         1,132,908
Gillette Co.                                            62,589         3,159,493
Heinz (H.J.) Co.                                        22,102           814,238
Hershey Food Corp.                                      13,813           835,134
Kellogg Co.                                             22,159           958,820
Kimberly Clark Corp.                                    30,386         1,997,272
Kroger Co.*                                             46,227           741,019
McCormick & Co., Inc.                                    8,573           295,168
Molson Coors Brewing Co.                                 5,075           391,638
Pepsi Bottling Group, Inc.                              12,484           347,679
PepsiCo, Inc.                                          105,955         5,618,794
Proctor & Gamble Co.                                   159,268         8,441,204
RJ Reynolds Tobacco Holdings                             7,352           592,498
Safeway, Inc.*                                          28,254           523,547
Sara Lee Corp.                                          49,836         1,104,366
Supervalu, Inc.                                          8,530           284,476
Sysco Corp.                                             40,212         1,439,590
UST, Inc.                                               10,437           539,593
Wal-Mart Stores, Inc.                                  213,901        10,718,579
Walgreen Co.                                            64,487         2,864,513
Wrigley (Wm.) Jr. Co.                                   12,349           809,724
                                                                      ----------
                                                                      70,649,407
                                                                      ----------
ENERGY (8.5%)
Amerada Hess Corp.                                       5,382           517,802
Anadarko Petroleum Corp.                                14,953         1,137,923
Apache Corp.                                            20,612         1,262,073
Ashland, Inc.                                            4,187           282,497
BJ Services Co.                                         10,257           532,133
Baker Hughes, Inc.                                      21,352           949,950
Burlington Resources, Inc.                              24,428         1,223,110
ChevronTexaco Corp.                                    132,868         7,747,533
ConocoPhillips                                          43,931         4,737,519
Devon Energy Corp.                                      30,269         1,445,345
EOG Resources, Inc.                                     15,089           735,438
El Paso Corp.                                           40,609           429,643
Exxon Mobil Corp.                                      403,152        24,027,859
Halliburton Co.                                         31,850         1,377,513

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
CONSUMER, ENERGY (Cont'd)
Kerr-McGee Corp.                                         10,305          807,191
Kinder Morgan, Inc.                                       6,934          524,904
Marathon Oil Corp.                                       21,909        1,027,970
Nabors Industries, Ltd.*                                  8,940          528,712
National-Oilwell, Inc.*                                  10,594          494,740
Noble Corporation*                                        8,559          481,101
Occidental Petroleum Corp.                               25,080        1,784,944
Rowan Cos., Inc.                                          6,770          202,626
Schlumberger, Ltd.                                       37,225        2,623,618
Sunoco, Inc.                                              4,379          453,314
Transocean, Inc.*                                        20,278        1,043,506
Unocal Corp.                                             17,083        1,053,850
Valero Energy Corp.                                      16,204        1,187,267
Williams Cos., Inc.                                      36,001          677,179
XTO Energy, Inc.                                         21,939          720,488
                                                                      ----------
                                                                      60,017,748
                                                                      ----------
FINANCIAL (19.4%)
Ace, Ltd.*                                               17,943          740,508
Aflac, Inc.                                              31,686        1,180,620
Allstate Corp.                                           42,883        2,318,255
AmSouth Bancorporation                                   22,420          581,799
Ambac Financial Group, Inc.                               6,861          512,860
American Express Co.                                     74,067        3,804,822
American Int'l. Group, Inc.                             164,445        9,111,897
Aon Corp.                                                19,980          456,343
Apartment Investment & Mgmt. Co.                          6,039          224,651
Archstone-Smith Trust                                    12,614          430,264
BB & T Corp.                                             34,628        1,353,262
Bank of America Corp.                                   255,934       11,286,689
Bank of New York Co., Inc.                               49,148        1,427,749
Bear Stearns Cos., Inc.                                   7,153          714,585
CIT Group Hldgs., Inc.                                   13,312          505,856
Capital One Financial Corp.                              15,606        1,166,861
Charles Schwab Corp.                                     72,480          761,765
Chubb Corp.                                              12,094          958,691
Cincinnati Financial Corp.                               10,032          437,496
Citigroup, Inc.                                         329,913       14,826,290
Comerica, Inc.                                           10,746          591,890
Compass Bancshares, Inc.                                  7,802          354,211
Countrywide Financial Corp.                              36,646        1,189,529
E*Trade Financial Corp.*                                 23,401          280,812
Equity Office Properties                                 25,459          767,080
Equity Residential                                       17,853          575,045
Fannie Mae                                               61,111        3,327,494
Federated Investors, Inc.                                 6,007          170,058
Fifth Third Bancorp                                      32,837        1,411,334
First Tennessee Natl. Corp.                               7,774          317,101
Franklin Resources, Inc.                                 12,489          857,370
Freddie Mac                                              43,438        2,745,282
Golden West Financial Corp.                              17,829        1,078,655
Goldman Sachs Group, Inc.                                28,270        3,109,417
Hartford Financial Svc. Gp., Inc.                        18,670        1,280,015
Huntington Bancshares, Inc.                              14,639          349,872
J.P. Morgan Chase & Co.                                 224,370        7,763,202
Janus Capital Group                                      14,919          208,120
Jefferson-Pilot Corp.                                     8,620          422,811
KeyCorp                                                  25,654          832,472
Lehman Brothers Holdings, Inc.                           17,428        1,641,020
Lincoln National Corp.                                   11,008          496,901
Loews Corp.                                              10,079          741,210

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
FINANCIAL (Cont'd.)
M & T Bank Corp.                                         6,209           633,691
MBIA, Inc.                                               8,885           464,508
MBNA Corp.                                              80,669         1,980,424
MGIC Investment Corp.                                    6,110           376,804
Marsh & McLennan Cos., Inc.                             33,395         1,015,876
Marshall & Ilsley Corp.                                 13,119           547,718
Mellon Financial Corp.                                  26,755           763,588
Merrill Lynch & Co., Inc.                               58,769         3,326,325
MetLife, Inc.                                           46,275         1,809,353
Moody's Corp.                                            8,661           700,328
Morgan Stanley                                          70,254         4,022,042
National City Corp.                                     37,518         1,256,853
North Fork Bancorp, Inc.                                29,715           824,294
Northern Trust Corp.                                    12,841           557,813
PNC Financial Services Group                            17,845           918,661
Plum Creek Timber Co.                                   11,605           414,299
Principal Financial Group, Inc.                         18,911           727,884
Progressive Corp. of Ohio                               12,640         1,159,846
Prologis Trust                                          11,611           430,768
Providian Financial Corp.*                              18,506           317,563
Prudential Financial, Inc.                              33,084         1,899,022
Regions Financial Corp.                                 29,333           950,389
SLM Corporation                                         27,138         1,352,558
Safeco Corp.                                             8,029           391,093
Sears Holding Corp.*                                     9,895         1,317,717
Simon Property Group                                    13,964           845,939
Sovereign Bancorp, Inc.                                 23,663           524,372
St. Paul Travelers Cos., Inc.                           42,268         1,552,504
State Street Corp.                                      21,058           920,656
Suntrust Banks, Inc.                                    21,415         1,543,379
Synovus Financial Corp.                                 19,626           546,780
T. Rowe Price Group, Inc.                                7,814           463,995
Torchmark Corp.                                          6,826           356,317
UNUM Provident Corp.                                    18,787           319,755
US Bancorp                                             117,016         3,372,401
Wachovia Corp.                                         100,104         5,096,295
Washington Mutual, Inc.                                 55,134         2,177,793
Wells Fargo & Company                                  107,066         6,402,547
XL Capital Limited*                                      8,778           635,264
Zions Bancorporation                                     5,673           391,550
                                                                     -----------
                                                                     136,621,128
                                                                     -----------
HEALTHCARE (12.6%)
Abbott Laboratories                                     98,427         4,588,667
Aetna, Inc.                                             18,585         1,392,946
Allergan, Inc.                                           8,309           577,226
Amerisource Bergen Corp.                                 7,015           401,889
Amgen, Inc.*                                            79,093         4,604,004
Applera Corp.-Applied Biosys                            12,396           244,697
Bard (C.R.), Inc.                                        6,613           450,213
Bausch & Lomb, Inc.                                      3,387           248,267
Baxter International, Inc.                              39,126         1,329,501
Becton Dickinson & Co.                                  15,968           932,851
Biogen Idec, Inc.*                                      21,059           726,746
Biomet, Inc.                                            15,953           579,094
Boston Scientific Corp.*                                47,986         1,405,510
Bristol-Myers Squibb Co.                               123,375         3,141,128
CIGNA Corp.                                              8,306           741,726

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
HEALTHCARE (Cont'd.)
Cardinal Health, Inc.                                   27,377         1,527,637
Caremark Rx, Inc.*                                      28,853         1,147,772
Chiron Corp.*                                            9,320           326,759
Express Scripts, Inc.*                                   4,804           418,861
Forest Laboratories, Inc.*                              22,185           819,736
Genzyme Corp. (Genl. Div)*                              15,650           895,806
Gilead Sciences, Inc.*                                  27,333           978,521
Guidant Corp.                                           20,368         1,505,195
HCA, Inc.                                               25,991         1,392,338
Health Management Associates                            15,406           403,329
Hospira, Inc.*                                           9,855           318,021
Humana, Inc.*                                           10,153           324,287
IMS Health, Inc.                                        14,645           357,192
Johnson & Johnson                                      187,748        12,609,156
King Pharmaceuticals, Inc.*                             15,251           126,736
Laboratory Corp. of America*                             8,526           410,953
Lilly (Eli) & Co.                                       71,517         3,726,036
Manor Care, Inc.                                         5,442           197,871
McKesson Corp.                                          18,638           703,584
Medco Health Solutions*                                 17,385           861,774
Medimmune, Inc.*                                        15,704           373,912
Medtronic, Inc.                                         76,365         3,890,797
Merck & Co., Inc.                                      139,410         4,512,702
Millipore Corp.*                                         3,140           136,276
Mylan Laboratories, Inc.                                16,999           301,222
PerkinElmer, Inc.                                        8,179           168,733
Pfizer, Inc.                                           471,043        12,374,300
Quest Diagnostics, Inc.                                  5,763           605,864
Schering-Plough Corp.                                   93,125         1,690,219
St. Jude Medical, Inc.*                                 22,786           820,296
Stryker Corp.                                           23,657         1,055,339
Tenet Healthcare Corp.*                                 29,568           340,919
Thermo Electron Corp.*                                  10,099           255,404
UnitedHealth Group, Inc.                                40,501         3,862,985
Waters Corp.*                                            7,629           273,042
Watson Pharmaceuticals, Inc.*                            6,914           212,467
WellPoint, Inc.*                                        19,256         2,413,740
Wyeth                                                   84,354         3,558,052
Zimmer Holdings, Inc.*                                  15,575         1,211,891
                                                                      ----------
                                                                      88,474,189
                                                                      ----------
INDUSTRIAL (11.6%)
3M Company                                              48,768         4,178,930
Allied Waste Industries, Inc.*                          17,133           125,242
American Power Conversion                               11,351           296,375
American Standard Cos., Inc.                            11,376           528,756
Apollo Group, Inc. Cl A*                                10,463           774,890
Avery Dennison Corp.                                     6,416           397,343
Block (H. & R.), Inc.                                   10,434           527,752
Boeing Co.                                              52,557         3,072,482
Burlington Northern Santa Fe                            23,889         1,288,334
CSX Corp.                                               13,614           567,023
Caterpillar, Inc.                                       21,652         1,979,859
Cendant Corp.                                           66,620         1,368,375
Cintas Corp.                                             9,433           389,677
Cooper Industries, Ltd.*                                 5,850           418,392
Cummins, Inc.                                            2,701           190,015
Danaher Corp.                                           17,375           927,999
Deere & Co.                                             15,587         1,046,355
Delta Air Lines, Inc.*                                   8,828            35,753
Donnelley (R.R.) & Sons Co.                             13,599           430,000

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
INDUSTRIAL (Cont'd.)
Dover Corp.                                              12,861          486,017
Eaton Corp.                                               9,654          631,372
Emerson Electric Co.                                     26,475        1,719,022
Equifax, Inc.                                             8,529          261,755
FedEx Corp.                                              19,024        1,787,305
Fisher Scientific Intl.*                                  7,405          421,493
Fluor Corp.                                               5,402          299,433
General Dynamics Corp.                                   12,636        1,352,684
General Electric Co.                                    669,201       24,131,380
Goodrich Corporation                                      7,581          290,276
Grainger (W.W.), Inc.                                     5,266          327,914
Honeywell International, Inc.                            53,715        1,998,735
ITT Industries, Inc.                                      5,826          525,738
Illinois Tool Works, Inc.                                17,345        1,552,898
Ingersoll Rand Co.*                                      10,943          871,610
L-3 Communications Hldgs., Inc.                           7,271          516,386
Lockheed Martin Corp.                                    25,346        1,547,627
Masco Corp.                                              28,285          980,641
Monster Worldwide, Inc.*                                  7,621          213,769
Navistar International Corp.*                             4,152          151,133
Norfolk Southern Corp.                                   25,272          936,328
Northrop Grumman Corp.                                   22,746        1,227,829
PACCAR, Inc.                                             10,966          793,829
Pall Corp.                                                7,829          212,322
Parker Hannifin Corp.                                     7,587          462,200
Pitney Bowes, Inc.                                       14,574          657,579
Raytheon Co.                                             28,607        1,107,091
Robert Half Intl., Inc.                                  10,164          274,021
Rockwell Automation, Inc.                                11,047          625,702
Rockwell Collins                                         11,263          536,006
Ryder System, Inc.                                        4,047          168,760
Southwest Airlines Co.                                   46,516          662,388
Textron, Inc.                                             8,533          636,732
Tyco International, Ltd.                                127,108        4,296,250
Union Pacific Corp.                                      16,479        1,148,586
United Parcel Service Cl B                               70,664        5,140,099
United Technologies Corp.                                32,337        3,287,379
Waste Management, Inc.                                   35,892        1,035,484
                                                                      ----------
                                                                      81,819,325
                                                                      ----------

TECHNOLOGY (14.6%)
ADC Telecommunications, Inc.*                            51,190          101,868
Adobe Systems, Inc.                                      15,363        1,031,933
Advanced Micro Devices, Inc.*                            24,873          400,953
Affiliated Computer Svcs.*                                7,997          425,760
Agilent Technologies, Inc.*                              27,289          605,816
Altera Corp.*                                            23,506          464,949
Analog Devices, Inc.                                     23,519          849,977
Andrew Corp.*                                            10,165          119,032
Apple Computer, Inc.*                                    51,594        2,149,922
Applied Materials, Inc.                                 105,301        1,711,141
Applied Micro Circuits Corp.*                            19,451           63,994
Autodesk, Inc.*                                          14,490          431,222
Automatic Data Processing, Inc.                          36,815        1,654,834
Avaya, Inc.*                                             30,307          353,986
BMC Software, Inc.*                                      13,987          209,805
Broadcom Corp. Cl A*                                     18,363          549,421

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
TECHNOLOGY (Cont'd.)
Ciena Corp.*                                             36,130           62,144
Cisco Systems, Inc.*                                    408,114        7,301,159
Citrix Systems, Inc.*                                    10,701          254,898
Computer Associates Intl., Inc.                          33,603          910,641
Computer Sciences Corp.*                                 12,065          553,180
Compuware Corp.*                                         24,455          176,076
Comverse Technology, Inc.*                               12,479          314,720
Convergys Corp.*                                          8,973          133,967
Corning, Inc.*                                           89,006          990,637
Dell, Inc.*                                             155,254        5,964,859
EMC Corp.*                                              151,877        1,871,125
Electronic Arts, Inc.*                                   19,442        1,006,707
Electronic Data Systems Corp.                            32,683          675,558
First Data Corp.                                         50,629        1,990,226
Fiserv, Inc.*                                            12,202          485,640
Freescale Semiconductor - A*                             25,353          437,339
Gateway, Inc.*                                           18,874           75,873
Hewlett-Packard Co.                                     182,817        4,011,005
Intel Corp.                                             393,154        9,132,967
Intl. Business Machines Corp.                           103,079        9,419,359
Intuit, Inc.*                                            11,707          512,415
JDS Uniphase Corp.*                                      91,213          152,326
Jabil Circuit, Inc.*                                     11,588          330,490
KLA Tencor Corp.                                         12,409          570,938
LSI Logic Corp.*                                         24,303          135,854
Lexmark Int'l, Inc.*                                      7,995          639,360
Linear Technology Corp.                                  19,388          742,754
Lucent Technologies*                                    279,757          769,332
Maxim Integrated Products, Inc.                          20,628          843,066
Mercury Interactive Corp.*                                5,330          252,535
Micron Technology, Inc.*                                 38,755          400,727
Microsoft Corp.                                         638,858       15,441,198
Molex, Inc. Cl A                                         10,587          279,073
Motorola, Inc.                                          154,800        2,317,356
NCR Corp.*                                               11,757          396,681
NVIDIA Corporation*                                      10,494          249,337
National Semiconductor Corp.                             22,433          462,344
Network Appliance, Inc.*                                 23,117          639,416
Novell, Inc.*                                            23,927          142,605
Novellus Systems, Inc.*                                   8,826          235,919
Oracle Corp.*                                           283,699        3,540,564
PMC Sierra, Inc.*                                        11,351           99,889
Parametric Technology Corp.*                             17,078           95,466
Paychex, Inc.                                            22,454          736,940
QLogic Corp.*                                             5,799          234,860
Qualcomm, Inc.*                                         103,910        3,808,302
Sabre Group Holdings, Inc.                                8,304          181,691
Sanmina Corp.*                                           33,047          172,505
Scientific-Atlanta, Inc.                                  9,601          270,940
Siebel Systems, Inc.*                                    32,503          296,752
Solectron Corp.*                                         61,310          212,746
Sun Microsystems, Inc.*                                 213,268          861,603
Sungard Data Sys. Inc.*                                  18,238          629,211
Symantec Corp.*                                          44,798          955,541
Symbol Technologies, Inc.                                15,320          221,987
Tektronix, Inc.                                           5,643          138,423
Tellabs, Inc.*                                           29,169          212,934
Teradyne, Inc.*                                          12,260          178,996
Texas Instruments, Inc.                                 108,678        2,770,202
Unisys Corp.*                                            21,296          150,350
Veritas Software Corp.*                                  26,652          618,859
Xerox Corp.*                                             60,446          915,757

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
TECHNOLOGY (Cont'd.)
Xilinx, Inc.                                            22,004           643,177
Yahoo!, Inc.*                                           82,327         2,790,885
                                                                     -----------
                                                                     103,144,999
                                                                     -----------
TELECOMMUNICATIONS (3.0%)
AT&T Corp.                                              50,531           947,456
Alltel Corp.                                            19,101         1,047,690
BellSouth Corp.                                        115,639         3,040,149
CenturyTel, Inc.                                         8,496           279,009
Citizens Communications Co.                             21,179           274,056
Nextel Communications, Inc.*                            71,138         2,021,742
Qwest Communications Intl.*                            105,521           390,428
SBC Communications, Inc.                               208,569         4,941,000
Sprint Corp. (FON Gp.)                                  93,317         2,122,950
Verizon Communications                                 174,887         6,208,489
                                                                     -----------
                                                                      21,272,969
                                                                     -----------
UTILITIES (3.1%)
AES Corp.*                                              40,963           670,974
Allegheny Energy, Inc.*                                  8,680           179,329
Ameren Corp.                                            12,331           604,342
American Electric Power, Inc.                           24,204           824,388
CINergy Corp.                                           12,085           489,684
CMS Energy Corp.*                                       13,611           177,487
Calpine Corp.*                                          33,735            94,458
Centerpoint Energy, Inc.                                18,269           219,776
Consolidated Edison, Inc.                               15,315           645,987
Constellation Energy Group                              11,166           577,282
DTE Energy Co.                                          10,983           499,507
Dominion Resources, Inc.                                21,504         1,600,543
Duke Energy Corp.                                       59,220         1,658,752
Dynergy, Inc.*                                          20,909            81,754
Edison International                                    20,571           714,225
Entergy Corp.                                           13,457           950,872
Exelon Corp.                                            41,974         1,926,187
FPL Group, Inc.                                         24,698           991,625
FirstEnergy Corp.                                       20,825           873,609
Keyspan Corporation                                     10,154           395,701
NiSource, Inc.                                          17,126           390,302
Nicor, Inc.                                              2,785           103,296
PG & E Corp.                                            22,775           776,628
PPL Corporation                                         11,941           644,695
Peoples Energy Corp.                                     2,394           100,356
Pinnacle West Capital Corp.                              5,782           245,793
Progress Energy, Inc.                                   15,598           654,336
Public Svc. Enterprise Group                            15,049           818,515
Sempra Energy                                           15,027           598,676
Southern Co.                                            46,900         1,492,827
TXU Corp.                                               15,167         1,207,748
Teco Energy, Inc.                                       13,039           204,451
Xcel Energy, Inc.                                       25,312           434,860
                                                                     -----------
                                                                      21,848,965
                                                                     -----------

TOTAL COMMON STOCKS
  (Cost: $616,560,969) 97.1%                                         683,655,893
                                                                     -----------

-------------

*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                          Face
SHORT-TERM DEBT SECURITIES:                                     Rate(%)     Maturity     Amount($)        Value($)
                                                                -------     --------     ---------        --------
U.S. GOVERNMENT AGENCIES (0.2%)
U.S. Treasury Bill (a)                                            2.55      04/28/05      1,500,000        1,497,125
                                                                                                        ------------
COMMERCIAL PAPER (2.7%)
Gillette Company                                                  2.80      04/01/05      8,293,000        8,293,000
SLM Corp.                                                         2.78      04/04/05      8,000,000        7,998,146
SLM Corp.                                                         2.77      04/05/05      1,907,000        1,906,413
XTRA, Inc.                                                        2.77      04/06/05      1,000,000          999,615
                                                                                                        ------------
                                                                                                          19,197,174
                                                                                                        ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,694,299) 2.9%
                                                                                                          20,694,299
                                                                                                        ------------

TOTAL INVESTMENTS (Cost: $637,255,268) 100.0%                                                           $704,350,192
                                                                                                        ============

-------------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

--------------

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2005

                                                    Expiration     Underlying Face      Unrealized
                                                       Date        Amount at Value      Gain(Loss)
                                                       ----        ---------------      ----------
Purchased
65 S&P 500 Stock Index Futures Contracts            June 2005        $19,238,375        $(216,938)
                                                                     ===========        =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.7%

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Equity Index Fund are:

Unrealized Appreciation                     $133,163,948
Unrealized Depreciation                      (69,897,184)
                                            ------------
Net                                         $ 63,266,764
                                            ============

Cost of Investments                         $641,083,428
                                            ============

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
BASIC MATERIALS (5.0%)
Airgas, Inc.                                             19,124          456,872
Albemarle Corp.                                          12,523          455,336
Arch Coal, Inc.                                          17,113          736,030
Bowater, Inc.                                            15,184          571,981
Cabot Corp.                                              17,159          573,625
Crompton Corp.                                           31,315          457,199
Cytec Industries, Inc.                                   11,756          637,763
FMC Corp.*                                               10,064          537,921
Ferro Corp.                                              11,433          215,169
Glatfelter                                               10,180          150,155
Longview Fibre Co.                                       13,936          261,439
Lubrizol Corp.                                           18,370          746,557
Lyondell Chemical Co.                                    59,329        1,656,466
Martin Marietta Materials, Inc.                          12,869          719,634
Minerals Technologies, Inc.                               5,600          368,368
Olin Corp.                                               19,354          431,594
Packaging Corp. of America                               23,142          562,119
Peabody Energy Corp.                                     32,086        1,487,507
Potlatch Corp.                                            7,900          371,853
RPM International, Inc.                                  31,975          584,503
Scotts Co. Cl A*                                          7,533          529,043
Sensient Technologies Corp.                              12,847          276,981
Sonoco Products Co.                                      27,007          779,152
Steel Dynamics, Inc.                                     12,168          419,188
Valspar Corp.                                            14,047          653,747
Worthington Industries, Inc.                             21,810          420,497
                                                                      ----------
                                                                      15,060,699
                                                                      ----------
CONSUMER, CYCLICAL (17.8%)
99 Cent Only Stores*                                     16,120          212,300
Abercrombie & Fitch Co. Cl A                             23,779        1,361,110
Advance Auto Parts*                                      20,063        1,012,178
Aeropostale, Inc.*                                       15,189          497,440
American Eagle Outfitters                                36,203        1,069,799
American Greetings Corp. Cl A                            18,820          479,534
Ann Taylor Stores Corp.*                                 19,254          492,710
Applebees Intl., Inc.                                    22,122          609,682
ArvinMeritor, Inc.                                       19,110          295,632
Bandag, Inc.                                              4,247          199,524
Barnes & Noble, Inc.*                                    17,308          596,953
Belo Corporation                                         29,297          707,230
Blyth, Inc.                                               9,598          305,600
Bob Evans Farms, Inc.                                     9,649          226,269
Borders Group, Inc.                                      20,486          545,337
Borg-Warner, Inc.                                        15,326          746,070
Boyd Gaming Corp.                                        18,071          942,403
Brinker International, Inc.*                             24,081          872,214
CBRL Group, Inc.                                         12,965          535,455
Caesars Entertainment, Inc.*                             85,621        1,694,440
Callaway Golf Co.                                        19,358          247,782
CarMax, Inc.*                                            28,438          895,797
Catalina Marketing Corp.                                 13,417          347,500
Cheesecake Factory, Inc.*                                21,224          752,391
Chico's FAS, Inc.*                                       48,730        1,377,110
Claire's Stores, Inc.                                    27,005          622,195
D.R. Horton, Inc.                                        79,988        2,338,859
Dollar Tree Stores*                                      30,816          885,344
Emmis Communications Cl A*                               13,988          268,849
Entercom Communications*                                 12,045          427,838
Foot Locker, Inc.                                        42,540        1,246,422
Furniture Brands Intl., Inc.                             14,483          315,874
GTECH Holdings Corp.                                     31,595          743,430
Gentex Corp.                                             21,250          677,875
Harman Intl. Industries, Inc.                            17,567        1,553,977
Harte-Hanks, Inc.                                        19,555          538,936
Hovanian Enterprises, Inc.*                              13,201          673,251
International Speedway Corp.                             12,064          654,472
Krispy Kreme Doughnuts, Inc.*                            16,850          128,566
Lear Corp.                                               18,318          812,586

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
CONSUMER, CYCLICAL (Cont'd.)
Lee Enterprises                                          12,379          537,249
Lennar Corp.                                             39,370        2,231,492
Mandalay Resort Group*                                   18,426        1,298,849
Media General, Inc. Cl A                                  6,534          404,128
Michaels Stores, Inc.                                    36,776        1,334,969
Modine Manufacturing Co.                                  8,829          258,955
Mohawk Industries, Inc.*                                 16,224        1,367,683
Neiman-Marcus Group, Inc.                                13,354        1,222,025
O'Reilly Automotive, Inc.*                               14,366          711,548
Outback Steakhouse, Inc.                                 18,517          847,893
Pacific Sunwear of California*                           20,256          566,763
Payless Shoesource, Inc.*                                18,580          293,378
PetSmart, Inc.                                           39,807        1,144,451
Pier 1 Imports, Inc.                                     23,562          429,535
Reader's Digest Assn                                     27,167          470,261
Regis Corporation                                        12,201          499,387
Rent-A-Center, Inc.*                                     19,131          522,468
Ross Stores, Inc.                                        40,052        1,167,115
Ruby Tuesday, Inc.                                       17,499          425,051
Ryland Group, Inc.                                       12,972          804,523
Saks Incorporated                                        38,125          688,156
Scholastic Corp.*                                        10,156          374,655
Thor Industries, Inc.                                    12,568          375,909
Timberland Company Cl A*                                  8,451          599,429
Toll Brothers, Inc.*                                     16,860        1,329,411
Tupperware Corp.                                         15,390          313,340
Urban Outfitters, Inc.*                                  17,753          851,611
Valassis Communication, Inc.*                            13,989          489,055
Washington Post Co. Cl B                                  1,884        1,684,296
Westwood One, Inc.*                                      24,101          490,455
Williams-Sonoma, Inc.*                                   31,941        1,173,832
                                                                      ----------
                                                                      53,818,806
                                                                      ----------
CONSUMER, NON-CYCLICAL (4.2%)
BJ's Wholesale Club, Inc.*                               18,960          588,898
Church & Dwight                                          17,293          613,383
Constellation Brands, Inc. Cl A                          28,087        1,484,960
Dean Foods Co.*                                          40,663        1,394,741
Energizer Holdings, Inc.*                                19,293        1,153,721
Hormel Foods Corp.                                       28,638          890,928
J.M. Smucker Co.                                         15,946          802,084
Lancaster Colony Corp.                                    8,376          356,399
PepsiAmericas, Inc.                                      28,902          654,919
Ruddick Corp.                                            12,215          282,777
Smithfield Foods, Inc.*                                  27,331          862,293
Tootsie Roll Inds., Inc.                                 11,606          348,186
Tyson Foods, Inc.                                        82,856        1,382,038
Universal Corp.                                           6,991          319,978
Whole Foods Market, Inc.                                 17,540        1,791,360
                                                                      ----------
                                                                      12,926,665
                                                                      ----------
ENERGY (7.0%)
Cooper Cameron Corp.*                                    14,742          843,390
ENSCO International, Inc.                                41,265        1,554,040
FMC Technologies, Inc.*                                  18,659          619,106
Forest Oil Corp.*                                        15,046          609,363
Grant Prideco, Inc.*                                     33,713          814,506
Hanover Compressor Co.*                                  21,313          257,248
Helmerich & Payne, Inc.                                  13,848          549,627
Murphy Oil Corp.                                         23,850        2,354,711
NewField Exploration Company*                            17,218        1,278,609
Noble Energy, Inc.                                       16,110        1,095,802
Overseas Shipholding Group                                9,470          595,758
Patterson UTI Energy, Inc.                               46,017        1,151,345
Pioneer Natural Resources Co.                            39,518        1,688,209
Plains Exploration & Prod. Co.                           21,037          734,191
Pogo Producing Co.                                       17,354          854,511
Pride International, Inc.*                               34,576          858,868
Smith International, Inc.                                28,933        1,814,967
Tidewater, Inc.                                          16,544          642,900
Weatherford International, Ltd.                          37,697        2,184,164
Western Gas Resources                                    17,610          606,665
                                                                      ----------
                                                                      21,107,980
                                                                      ----------
FINANCIAL (15.9%)
AMB Property Corp.                                       22,900          865,620
Allmerica Financial Corp.*                               14,562          523,504
AmerUs Group Co.                                         10,761          508,457
American Financial Group                                 15,922          490,398

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
FINANCIAL (Cont'd.)
Americredit Corp.*                                       41,451          971,611
Associated Banc-Corp                                     35,322        1,103,106
Astoria Financial Corp.                                  28,024          708,995
Bank of Hawaii Corp.                                     14,587          660,208
Berkley (W.R.) Corp.                                     21,614        1,072,054
Brown & Brown, Inc.                                      16,981          782,654
City National Corp.                                      12,346          861,998
Colonial BancGroup, Inc.                                 39,712          814,890
Commerce Bancorp, Inc. NJ                                43,293        1,405,724
Cullen Frost Bankers, Inc.                               13,312          601,037
Developers Diversified Realty                            29,418        1,169,366
Eaton Vance Corp.                                        36,339          851,786
Edwards (A.G.), Inc.                                     20,747          929,466
Everest RE Group*                                        15,313        1,303,289
Fidelity Natl Finl, Inc.                                 47,601        1,567,977
First American Corp.                                     22,252          732,981
Firstmerit Corp.                                         22,955          614,276
GATX Corp.                                               13,490          447,733
Gallagher (Arthur J.) & Co.                              25,136          723,917
Greater Bay Bancorp                                      13,914          339,641
HCC Insurance Holdings, Inc.                             18,541          670,443
Hibernia Corp. Cl A                                      42,334        1,355,111
Highwoods Properties, Inc.                               14,656          393,074
Horace Mann Educators Corp.                              11,680          207,203
Hospitality Properties Trust                             17,236          695,990
Independence Community Bank Corp.                        21,433          835,887
Indymac Bancorp, Inc.                                    16,962          576,708
Investors Financial Services                             18,151          887,765
Jefferies Group                                          14,040          529,027
Labranche & Co.*                                         15,562          144,727
Legg Mason, Inc.                                         29,670        2,318,414
Leucadia National                                        25,831          887,295
Liberty Property Trust                                   23,511          918,105
Mack-Cali Realty Corp.                                   15,424          653,206
Mercantile Bankshares Corp.                              21,607        1,098,932
MoneyGram International, Inc.                            23,395          441,932
New Plan Excel Realty Trust                              28,106          705,742
New York Community Bancorp, Inc.                         66,559        1,208,711
Ohio Casualty Corp.*                                     17,038          391,533
Old Republic Intl. Corp.                                 49,751        1,158,701
PMI Group, Inc.                                          25,668          975,641
Protective Life Corp.                                    18,946          744,578
Radian Group, Inc.                                       24,133        1,152,109
Raymond James Financial, Inc.                            18,121          549,066
Rayonier, Inc.                                           13,695          678,313
SEI Investments                                          22,934          829,293
Silicon Valley Bancshares*                                9,857          434,299
StanCorp Financial Group, Inc.                            7,760          657,893
TCF Financial                                            34,634          940,313
United Dominion Realty Tr, Inc.                          37,387          780,267
Unitrin, Inc.                                            15,783          716,548
Waddell & Reed Financial, Inc.                           22,558          445,295
Washington Federal, Inc.                                 23,639          551,025
Webster Financial Corp.                                  14,671          666,210
Weingarten Realty Investors                              23,052          795,525
Westamerica Bancorp                                       9,130          472,660
Wilmington Trust Corp.                                   18,378          645,068
                                                                      ----------
                                                                      48,163,297
                                                                      ----------
HEALTHCARE (10.8%)
Apria Healthcare Group, Inc.*                            13,224          424,490
Barr Pharmaceuticals, Inc.*                              25,202        1,230,614
Beckman Coulter, Inc.                                    16,889        1,122,274
Cephalon, Inc.*                                          15,831          741,366
Charles River Laboratories, Inc.                         18,038          848,508
Community Health Systems, Inc.*                          18,181          634,699
Covance, Inc.*                                           17,131          815,607
Coventry Health Care*                                    28,982        1,974,833
Cytyc Corp.*                                             30,949          712,136
Dentsply International, Inc.                             20,695        1,126,015
Edwards Lifesciences Corp.*                              16,257          702,628
Gen-Probe, Inc.*                                         13,595          605,793
Health Net, Inc.*                                        30,295          990,949

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
HEALTHCARE (Cont'd)
Hillenbrand Industries, Inc.                             16,034          889,406
Inamed Corp.*                                             9,775          683,077
Invitrogen Corp.*                                        14,075          973,990
Ivax Corp.*                                              60,202        1,190,194
Lifepoint Hospitals, Inc.*                                9,826          430,772
Lincare Holdings, Inc.*                                  27,380        1,211,017
Millennium Pharmaceuticals, Inc.                         83,682          704,602
Omnicare, Inc.                                           28,424        1,007,631
Pacificare Health Systems, Inc.                          23,647        1,345,987
Par Pharmaceutical Cos., Inc.*                            9,243          309,086
Patterson Cos., Inc.*                                    37,489        1,872,576
Perrigo Co.                                              24,238          464,158
Protein Design*                                          28,729          459,377
Renal Care Group, Inc.*                                  18,506          702,118
Schein (Henry), Inc.*                                    23,626          846,756
Sepracor, Inc.*                                          28,673        1,646,117
Steris Corp.*                                            18,907          477,402
Techne Corp.*                                            10,481          421,127
Triad Hospitals, Inc.*                                   21,445        1,074,395
Universal Health Services Cl B                           15,917          834,051
VCA Antech, Inc.*                                        20,821          421,209
VISX, Inc.*                                              13,655          320,073
Valeant Pharmaceuticals                                  24,946          561,784
Varian Medical Systems, Inc.*                            36,442        1,249,232
Varian, Inc.*                                             9,586          363,214
Vertex Pharmaceutical*                                   21,913          205,106
                                                                      ----------
                                                                      32,594,369
                                                                      ----------
INDUSTRIAL (12.0%)
ADESA, Inc.                                              25,012          584,280
AGCO Corp.*                                              24,638          449,644
AirTran Holdings, Inc.*                                  23,391          211,689
Alaska Air Group, Inc.*                                   7,031          206,993
Alexander & Baldwin, Inc.                                11,861          488,673
Alliant TechSystems, Inc.*                               10,315          737,007
Ametek, Inc.                                             18,840          758,310
Banta Corp.                                               6,801          291,083
C.H. Robinson Worldwide, Inc.                            23,279        1,199,567
CNF, Inc.                                                14,099          659,692
Career Education Corp.*                                  27,966          958,115
Carlisle Companies, Inc.                                  8,471          591,022
ChoicePoint, Inc.*                                       24,205          970,863
Copart, Inc.*                                            21,881          515,516
Corinthian Colleges, Inc.*                               24,759          389,211
Crane Co.                                                15,111          435,046
DeVry, Inc.*                                             17,664          334,203
Deluxe Corp.                                             13,704          546,241
Donaldson Company, Inc.                                  20,958          676,524
Dun & Bradstreet*                                        18,836        1,157,472
Dycom Industries, Inc.*                                  13,278          305,261
Education Management Corp.*                              18,585          519,451
Expeditors Int'l Wash., Inc.                             29,076        1,557,020
Fastenal Co.                                             18,633        1,030,591
Federal Signal Corp.                                     13,132          199,212
Flowserve Corporation*                                   15,082          390,171
Graco, Inc.                                              18,821          759,616
Granite Construction                                     10,105          265,458
HNI Corporation                                          14,132          635,233
Harsco Corp.                                             11,324          675,024
Hubbell, Inc. Cl B                                       16,773          857,100
Hunt (JB) Transport Svcs., Inc.                          18,779          821,957
ITT Educational Services, Inc.                           12,534          607,899
Jacobs Engineering Group, Inc.                           15,516          805,591
JetBlue Airways Corp.*                                   26,763          509,568
Kelly Services, Inc.                                      7,461          214,802
Kennametal, Inc.                                         10,233          485,965
Korn/Ferry International*                                 9,482          180,442
Laureate Education, Inc.*                                13,452          575,611
Manpower, Inc.                                           24,528        1,067,459
Martek Biosciences Corp.*                                 8,468          492,753
Miller (Herman), Inc.                                    19,073          574,479
Nordson Corp.                                             8,951          329,576
Pentair, Inc.                                            27,634        1,077,726
Precision Castparts Corp.                                18,027        1,388,259
Quanta Services, Inc.*                                   26,547          202,554

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
INDUSTRIAL (Cont'd.)
Republic Services, Inc.                                  38,388        1,285,230
Rollins, Inc.                                            13,428          249,761
SPX, Inc.                                                20,501          887,283
Sequa Corp. Cl A*                                         2,288          118,633
Sotheby's Holdings*                                      12,991          220,327
Stericycle, Inc.*                                        12,239          540,964
Swift Transportation Co., Inc.                           16,922          374,653
Tecumseh Products Co. Cl A                                5,042          199,714
Teleflex, Inc.                                           10,505          537,646
The Brink's Company                                      15,483          535,712
Thomas & Betts Corp.*                                    16,256          525,069
Trinity Industries                                       11,610          327,054
United Rentals*                                          19,753          399,208
Werner Enterprises, Inc.                                 17,287          335,886
Yellow Roadway Corp.*                                    13,256          776,006
York International Corp.                                 11,337          444,184
                                                                      ----------
                                                                      36,447,259
                                                                      ----------
TECHNOLOGY (13.0%)
3Com Corp.*                                             103,786          369,478
Activision, Inc.*                                        51,777          766,304
Acxiom Corp.                                             23,397          489,699
Adtran, Inc.                                             18,689          329,674
Advent Software, Inc.*                                    7,739          140,695
Alliance Data Systems*                                   18,033          728,533
Amphenol Corp. Cl A                                      24,143          894,257
Arrow Electronics, Inc.*                                 31,612          801,364
Ascential Software Corp.*                                16,031          297,054
Atmel Corp.*                                            122,431          361,171
Avnet, Inc.*                                             32,912          606,239
Avocent Corp.*                                           13,594          348,822
BISYS Group, Inc.*                                       32,962          516,844
CDW Corp.                                                20,181        1,143,859
CSG Systems Intl., Inc.*                                 13,938          227,050
Cabot MicroElectronics Corp.*                             6,745          211,658
Cadence Design Systems, Inc.*                            73,762        1,102,742
Ceridian Corp.*                                          40,710          694,106
Certegy, Inc.                                            17,023          589,336
CheckFree Corp.*                                         22,903          933,526
Cognizant Tech Solutions*                                36,279        1,676,090
CommScope, Inc.*                                         13,948          208,662
Credence Systems Corp.*                                  24,944          197,307
Cree, Inc.*                                              20,879          454,118
Cypress Semiconductor Corp.*                             35,059          441,743
DST Systems, Inc.*                                       20,661          954,125
Diebold, Inc.                                            19,564        1,073,085
F5 Networks, Inc.*                                       10,005          505,152
Fair Isaac Corporation                                   18,365          632,491
Fairchild Semiconductor Intl.*                           32,661          500,693
Gartner, Inc.*                                           23,275          222,742
Harris Corp.                                             36,324        1,185,979
Henry (Jack) & Associates                                22,138          398,263
Imation Corp.                                             9,272          322,202
Integrated Circuit Systems, Inc.                         19,170          366,530
Integrated Device Tech., Inc.*                           28,686          345,093
International Rectifier*                                 18,469          840,340
Intersil Corp. Cl A                                      41,070          711,332
Keane, Inc.*                                             15,230          198,447
Kemet Corp.*                                             23,612          182,993
LTX Corp.*                                               16,690           74,104
Lam Research Corp.*                                      38,106        1,099,739
Lattice Semiconductor Corp.*                             30,947          166,185
MPS Group, Inc.*                                         27,980          294,070
Macromedia, Inc.*                                        20,082          672,747
Macrovision Corp.*                                       13,568          309,215
McAfee, Inc.*                                            43,709          986,075
McData Corporation Cl A*                                 32,481          122,453
Mentor Graphics Corp.*                                   20,827          285,330
Micrel, Inc.*                                            21,625          199,383
Microchip Technology, Inc.                               56,548        1,470,814
National Instruments Corp.                               18,176          491,661
Newport Corp.*                                           11,704          169,591
Plantronics, Inc.                                        13,386          509,739

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
TECHNOLOGY (Cont'd.)
Plexus Corp.*                                           11,817           136,014
Polycom, Inc.*                                          26,775           453,836
Powerwave Technologies, Inc.*                           27,181           210,381
RF Micro Devices*                                       51,167           267,092
RSA Security, Inc.*                                     18,975           300,754
Retek, Inc.*                                            15,280           171,442
Reynolds & Reynolds Co.                                 15,863           429,253
Sandisk Corp.*                                          44,450         1,235,710
Semtech Corp.*                                          20,208           361,117
Silicon Laboratories, Inc.*                             12,353           367,008
Storage Technology Corp.*                               29,077           895,572
Sybase, Inc.*                                           25,953           479,092
Synopsys, Inc.*                                         39,599           716,742
Tech Data Corp.*                                        15,916           589,847
Titan Corp.*                                            23,114           419,750
Transaction Systems Architects                           9,759           225,920
Triquint Semiconductor, Inc.*                           37,528           126,844
Utstarcom, Inc.*                                        28,374           310,694
Vishay Intertechnology, Inc.*                           45,321           563,339
Wind River Systems*                                     21,277           320,856
Zebra Technologies Cl A*                                19,612           931,373
                                                                     -----------
                                                                      39,333,540
                                                                     -----------

TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                  66,921           284,414
Telephone & Data Systems, Inc.                          14,899         1,215,758
                                                                     -----------
                                                                       1,500,172
                                                                     -----------
UTILITIES (6.7%)
AGL Resources, Inc.                                     20,997           733,425
Alliant Energy Corp.                                    31,701           848,953
Aqua America, Inc.                                      25,444           619,816
Aquila, Inc.*                                           65,967           252,654
Black Hills Corp.                                        8,859           292,967
DPL, Inc.                                               34,516           862,900
Duquesne Light Holdings, Inc.                           20,977           375,908
Energy East Corporation                                 40,085         1,051,029
Equitable Resources, Inc.                               16,656           956,721
Great Plains Energy, Inc.                               20,311           621,110
Hawaiian Electric Inds                                  22,022           562,001
IdaCorp, Inc.                                           11,519           326,794
MDU Resources Group                                     32,276           891,463
NSTAR                                                   14,536           789,305
National Fuel Gas Co.                                   21,343           610,196
Northeast Utilities                                     35,030           675,028
OGE Energy Corp.                                        24,551           661,649
Oneok, Inc.                                             28,432           876,274
PNM Resources, Inc.                                     17,418           464,712
Pepco Holdings, Inc.                                    51,275         1,076,262
Puget Energy, Inc.                                      27,255           600,700
Questar Corp.                                           23,111         1,369,327
SCANA Corp.                                             30,808         1,177,482
Sierra Pacific Resources*                               32,041           344,441
Vectren Corporation                                     20,759           553,020
WGL Holdings, Inc.                                      13,286           411,335
WPS Resources                                           10,282           544,123
Westar Energy, Inc.                                     23,433           507,090
Wisconsin Energy Corp.                                  31,920         1,133,160
                                                                     -----------
                                                                      20,189,845
                                                                     -----------

TOTAL COMMON STOCKS
  (Cost: $242,787,450) 92.9%                                         281,142,632
                                                                     -----------

-------------

*     Non-income producing security.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                         Face
SHORT-TERM DEBT SECURITIES:                                  Rate(%)      Maturity      Amount($)         Value($)
                                                             -------      --------      ---------         --------
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)                                          2.55      04/28/05      1,000,000           998,083
                                                                                                       ------------
COMMERCIAL PAPER (6.8%)
Anheuser-Busch Cos., Inc.                                       2.73      04/01/05      6,654,000         6,654,000
SLM Corp.                                                       2.75      04/04/05      7,000,000         6,998,378
Wal-Mart Stores                                                 2.75      04/07/05      6,830,000         6,826,869
                                                                                                       ------------
                                                                                                         20,479,247
                                                                                                       ------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,477,330) 7.1%                                                21,477,330
                                                                                                       ------------

TOTAL INVESTMENTS (Cost: $264,264,780) 100.0%                                                          $302,619,962
                                                                                                       ============

-------------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

--------------

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2005:

                                                         Expiration         Underlying Face         Unrealized
                                                            Date            Amount at Value         Gain(Loss)
                                                            ----            ---------------         ----------
Purchased
64 S&P MidCap 400 Stock Index Futures Contracts           June 2005           $21,171,200           $  (301,991)
                                                                              ===========           ===========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 7.0%

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation                  $ 56,233,726
Unrealized Depreciation                   (21,419,359)
                                         ------------
Net                                      $ 34,814,367
                                         ------------

Cost of Investments                      $267,805,595
                                         ============

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                        Face
LONG-TERM DEBT SECURITIES:                      Rating*     Rate(%)      Maturity      Amount($)       Value($)
                                                -------     -------      --------      ---------       --------
U.S. GOVERNMENT (4.0%)
U.S. Treasury Strip                             AAA          0.00        02/15/17     15,000,000       8,511,660
U.S. Treasury Strip                             AAA          0.00        05/15/14     10,000,000       6,574,890
                                                                                                     -----------
                                                                                                      15,086,550
                                                                                                     -----------
U.S. GOVERNMENT AGENCIES (42.8%)
MORTGAGE-BACKED OBLIGATIONS (32.3%)
FHLMC                                           AAA          8.00        07/15/06         20,683          20,659
FHLMC                                           AAA          4.00        10/15/26      9,000,000       8,740,296
FNMA                                            AAA          8.00        03/01/31        298,438         321,297
FNMA                                            AAA          7.00        09/01/31        351,719         371,082
FNMA                                            AAA          7.00        11/01/31        915,642         966,049
FNMA                                            AAA          6.00        04/01/32      1,281,362       1,311,427
FNMA                                            AAA          6.00        04/01/32        866,696         887,032
FNMA                                            AAA          7.50        04/01/32        411,230         439,548
FNMA                                            AAA          8.00        04/01/32        362,302         389,811
FNMA                                            AAA          8.00        04/01/32        121,967         131,271
FNMA                                            AAA          6.50        05/01/32      4,122,002       4,285,620
FNMA                                            AAA          6.00        05/01/32      3,381,724       3,461,070
FNMA                                            AAA          6.50        05/01/32      1,118,377       1,162,770
FNMA                                            AAA          7.50        06/01/32      1,241,944       1,327,467
FNMA                                            AAA          7.00        06/01/32        786,651         829,707
FNMA                                            AAA          6.00        04/01/33      4,198,053       4,296,552
FNMA                                            AAA          5.00        06/01/33      3,356,461       3,291,010
FNMA                                            AAA          5.50        07/01/33      5,850,852       5,870,225
FNMA                                            AAA          5.50        09/01/33      2,911,883       2,921,524
FNMA                                            AAA          5.50        10/01/33      3,623,864       3,635,863
FNMA                                            AAA          5.00        11/01/33      4,686,251       4,594,869
FNMA                                            AAA          5.00        01/01/34      3,519,326       3,450,699
FNMA                                            AAA          5.50        03/01/34      2,603,311       2,611,931
FNMA                                            AAA          5.00        03/01/34      1,799,469       1,764,379
FNMA                                            AAA          5.50        03/01/34      1,356,774       1,361,266
FNMA                                            AAA          5.00        04/01/34      1,040,012       1,017,470
FNMA                                            AAA          5.00        04/01/34      2,858,056       2,796,110
FNMA                                            AAA          4.50        05/01/34      1,645,247       1,562,116
FNMA                                            AAA          4.50        06/01/34      2,736,503       2,598,233
FNMA                                            AAA          5.50        07/01/34      3,321,611       3,328,702
FNMA                                            AAA          5.50        09/01/34        974,417         976,497
FNMA                                            AAA          5.50        09/01/34      2,801,138       2,807,118
FNMA                                            AAA          5.50        10/01/34      6,110,449       6,123,494
FNMA                                            AAA          6.00        11/01/34      2,698,759       2,759,216
FNMA                                            AAA          5.50        02/01/35      1,977,727       1,981,950
FNMA                                            AAA          5.50        02/01/35      1,780,670       1,784,584
FNMA                                            AAA          5.00        10/25/15      5,000,000       5,023,585
FNMA                                            AAA          6.50        09/01/16        368,029         384,409
FNMA                                            AAA          6.50        03/01/17      1,794,273       1,874,184
FNMA                                            AAA          6.00        03/01/17        759,301         784,599
FNMA                                            AAA          5.50        04/01/17        491,890         501,768
FNMA                                            AAA          5.50        05/01/17        468,171         477,573
FNMA                                            AAA          6.50        05/01/17        348,206         363,714
FNMA                                            AAA          5.00        04/01/18        905,941         906,435
FNMA                                            AAA          4.50        05/01/18      3,617,222       3,543,224
FNMA                                            AAA          5.00        09/01/18      2,786,785       2,788,304
FNMA                                            AAA          4.50        12/01/18      1,778,024       1,741,651
FNMA                                            AAA          4.50        02/01/19      1,348,751       1,319,870
FNMA                                            AAA          4.00        05/01/19      3,129,603       2,997,819
FNMA                                            AAA          4.50        05/01/19        880,225         861,377
FNMA                                            AAA          4.50        06/01/19      1,247,246       1,220,539
GNMA(1)                                         AAA          6.50        04/15/31        143,093         149,635
GNMA(1)                                         AAA          7.00        09/15/31        206,838         218,695
GNMA(1)                                         AAA          7.00        09/15/31        112,605         119,061
GNMA(1)                                         AAA          6.50        12/15/31        656,913         686,945
GNMA(1)                                         AAA          6.50        04/01/32      1,264,079       1,314,255
GNMA(1)                                         AAA          6.50        05/15/32        255,837         267,538
GNMA(1)                                         AAA          7.00        05/15/32        173,279         183,203
GNMA(1)                                         AAA          5.50        04/01/35      2,400,000       2,405,275
GNMA(1)                                         AAA          5.50        05/01/17      1,029,404       1,050,076
GNMA(1)                                         AAA          6.27        10/16/27      3,000,000       3,211,833
                                                                                                     -----------
                                                                                                     120,574,481
                                                                                                     -----------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                        Face
LONG-TERM DEBT SECURITIES:                      Rating*     Rate(%)      Maturity      Amount($)       Value($)
                                                -------     -------      --------      ---------       --------
NON-MORTGAGE-BACKED OBLIGATION (10.5%)
FFCB                                            AAA          2.88        06/29/06      2,500,000       2,471,355
FFCB                                            AAA          4.15        05/15/13     10,000,000       9,576,370
FHLB                                            AAA          2.88        09/15/06        300,000         295,977
FHLMC                                           AAA          4.50        01/15/13      2,500,000       2,457,990
FHLMC                                           AAA          5.20        03/05/19     10,000,000       9,867,850
FNMA                                            AAA          3.25        02/15/09     15,000,000      14,405,319
                                                                                                      ----------
                                                                                                      39,074,861
                                                                                                      ----------
BASIC MATERIALS (5.5%)
International Paper Co.                         BBB          4.25        01/15/09      2,000,000       1,972,842
Intl. Flavors & Fragrances                      BBB+         6.45        05/15/06      2,500,000       2,559,380
Lyondell Chemical Co.                           B+           10.25       11/01/10      5,000,000       5,675,000
Monsanto Co.                                    A-           4.00        05/15/08      1,500,000       1,476,591
PolyOne Corp.                                   B+           7.50        12/15/15      3,750,000       3,618,750
Praxair, Inc.                                   A-           6.90        11/01/06      5,000,000       5,229,125
                                                                                                      ----------
                                                                                                      20,531,688
                                                                                                      ----------
CONSUMER, CYCLICAL (7.8%)
Centex Corp.                                    BBB-         7.38        06/01/05      5,000,000       5,023,125
Centex Corp.                                    BBB-         8.75        03/01/07      2,000,000       2,138,566
Coors Brewing Co.                               BBB          6.38        05/15/12      2,000,000       2,149,002
Cox Communications, Inc. Cl A                   BBB-         3.88        10/01/08      2,000,000       1,931,158
Daimlerchrysler                                 BBB          4.05        06/04/08      1,000,000         971,140
Dow Jones & Co., Inc.                           A-           3.88        02/15/08      1,000,000         988,559
Fruit of the Loom, Inc. (2)                     NR           7.00        03/15/11      1,340,763         125,509
Fruit of the Loom, Inc. (2)                     NR           7.38        11/15/23        366,386              37
Harman Intl. Industries, Inc.                   BBB          7.13        02/15/07      1,868,000       1,947,980
Kellwood Co.                                    BBB-         7.88        07/15/09      4,000,000       4,331,464
May Department Stores Co.                       BBB          4.80        07/15/09      2,000,000       1,987,754
Newell Rubbermaid                               BBB+         4.63        12/15/09      2,500,000       2,468,223
Quebecor World Cap Corp.                        BBB-         4.88        11/15/08      1,500,000       1,487,651
Stanley Works                                   A            3.50        11/01/07        250,000         245,033
Target Corp.                                    A+           5.38        06/15/09      3,250,000       3,353,149
                                                                                                      ----------
                                                                                                      29,148,350
                                                                                                      ----------
CONSUMER, NON-CYCLICAL (3.0%)
Coca-Cola Enterprises, Inc.                     A            2.50        09/15/06      2,000,000       1,955,570
General Mills, Inc.                             BBB+         2.63        10/24/06      2,000,000       1,954,824
Kellogg Co.                                     BBB+         2.88        06/01/08      2,000,000       1,905,634
Safeway, Inc.                                   BBB          2.50        11/01/05      1,000,000         991,898
Safeway, Inc.                                   BBB          4.13        11/01/08      1,000,000         970,076
Wal-Mart Stores, Inc.                           AA           6.88        08/10/09      3,000,000       3,268,212
                                                                                                      ----------
                                                                                                      11,046,214
                                                                                                      ----------
ENERGY (1.0%)
Anadarko Petroleum Corp.                        BBB+         3.25        05/01/08      2,000,000       1,930,092
Ocean Energy, Inc.                              BBB          4.38        10/01/07      1,750,000       1,745,994
                                                                                                      ----------
                                                                                                       3,676,086
                                                                                                      ----------
FINANCIAL (21.9%)
American Honda Finance                          A+           3.85        11/06/08      2,000,000       1,954,986
Bank of America Corp.                           AA-          4.75        10/15/06      2,000,000       2,020,396
Bear Stearns Cos., Inc.                         A            3.00        03/30/06      2,000,000       1,981,330
Berkley (W.R.) Corp.                            BBB+         8.70        01/01/22      5,000,000       6,134,625
Brandywine Realty Trust                         BBB-         4.50        11/01/09      2,000,000       1,942,710
CIT Group Hldgs., Inc.                          A            2.88        09/29/06      2,000,000       1,963,948
CenterPoint PPTS                                BBB          5.25        07/15/11      2,250,000       2,238,680
Deere Capital Corp.                             A-           3.90        01/15/08      2,500,000       2,462,543
Executive Risk, Inc.                            A            7.13        12/15/07      5,000,000       5,328,935
First Horizon Mtge. Trust                       AAA          5.00        06/25/33      4,512,605       4,522,370
Fairfax Financial Holdings, Ltd.                BB           8.25        10/01/15      2,500,000       2,425,000
First Tennessee Natl. Corp.                     BBB+         4.50        05/15/13      5,000,000       4,724,615
Ford Motor Credit Co.                           BBB-         7.38        10/28/09      3,000,000       3,013,110
GE Capital Corp.                                AAA          2.75        09/25/06      4,000,000       3,932,488
General Motors Accept Corp.                     BBB-         0.00        12/01/12     10,000,000       5,005,950
Goldman Sachs Group, Inc.                       A+           3.88        01/15/09      1,750,000       1,704,273
JP Morgan Chase Bank                            A+           5.63        08/15/06      2,000,000       2,041,256
Lehman Brothers Holdings, Inc.                  A            4.00        01/22/08      2,000,000       1,974,034
Markel Corporation                              BBB-         6.80        02/15/13      1,000,000       1,072,357
Markel Corporation                              BBB-         7.00        05/15/08      1,000,000       1,063,370
Nationwide Health Properties                    BBB-         7.90        11/20/06      5,000,000       5,213,440
Natl Rural Utils. Coop. Fin. Corp.              A+           3.88        02/15/08      1,500,000       1,476,965
Northern Trust Co.                              AA-          2.88        12/15/06      2,500,000       2,460,065
Roslyn Bancorp, Inc.                            BBB-         7.50        12/01/08      1,000,000       1,085,882
SLM Corp.                                       A            4.00        01/15/09      2,250,000       2,200,970
Shurgard Storage Centers, Inc.                  BBB          7.75        02/22/11        750,000         834,956
Simon Property Group, Inc.                      BBB+         7.88        03/15/16      5,000,000       5,739,920
Textron Finance Corp.                           A-           2.69        10/03/06      2,000,000       1,955,556

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                        Face
LONG-TERM DEBT SECURITIES:                      Rating*     Rate(%)      Maturity      Amount($)       Value($)
                                                -------     -------      --------      ---------       --------
FINANCIAL (Cont'd.)
US Bank NA                                      AA-          2.85        11/15/06      1,000,000         981,434
Union Planters Bank                             A+           5.13        06/15/07      2,000,000       2,032,284
                                                                                                     -----------
                                                                                                      81,488,448
                                                                                                     -----------
HEALTHCARE (1.7%)
Baxter International, Inc.                      A-           5.25        05/01/07      2,000,000       2,026,328
UnitedHealth Group, Inc.                        A            3.38        08/15/07      2,500,000       2,448,115
Wyeth                                           A            5.50        03/15/13      1,750,000       1,778,908
                                                                                                     -----------
                                                                                                       6,253,351
                                                                                                     -----------
INDUSTRIAL (2.3%)
Deluxe Corp.                                    BBB+         3.50        10/01/07      1,500,000       1,461,260
Seariver Maritime                               AAA          0.00        09/01/12     10,000,000       7,034,900
                                                                                                     -----------
                                                                                                       8,496,160
                                                                                                     -----------
TECHNOLOGY (1.1%)
Hewlett-Packard Co.                             A-           5.75        12/15/06      2,000,000       2,050,822
Intl. Business Machines Corp.                   A+           4.88        10/01/06      2,000,000       2,026,748
                                                                                                     -----------
                                                                                                       4,077,570
                                                                                                     -----------
TELECOMMUNICATIONS (0.5%)
Verizon Global                                  A+           4.00        01/15/08      2,000,000       1,975,026
                                                                                                     -----------
TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $343,088,800) 91.6%                                                                         341,428,785
                                                                                                     -----------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                             Face
SHORT-TERM DEBT SECURITIES:                                       Rate(%)     Maturity      Amount($)      Value($)
                                                                  -------     --------      ---------      --------
COMMERCIAL PAPER (8.4%)
Gannett Co., Inc.                                                   2.74      04/05/05      4,000,000      3,998,782
Gillette Company                                                    2.80      04/01/05      4,950,000      4,950,000
IBM Credit Corp.                                                    2.73      04/13/05      8,947,000      8,938,856
Nestle Capital Corp.                                                2.74      04/08/05      1,300,000      1,299,307
SLM Corp.                                                           2.78      04/05/05      8,000,000      7,997,528
XTRA, Inc.                                                          2.77      04/06/05      4,110,000      4,108,418
                                                                                                        ------------
                                                                                                          31,292,891
                                                                                                        ------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $31,292,891) 8.4%                                                 31,292,891
                                                                                                        ------------

TOTAL INVESTMENTS (Cost: $374,381,691) 100.0%                                                           $372,721,676
                                                                                                        ============

-----------

 Abbreviations:   FFCB = Federal Farm Credit Bank
                  FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association
                  NR = Issue not rated by S&P/Moody's

(1)   U. S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of March 31, 2005 is 3.2%.

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Bond Fund are:

Unrealized Appreciation                      $  6,161,607
Unrealized Depreciation                        (7,821,622)
                                             ------------
Net                                          $ (1,660,015)
                                             ============

Cost of Investments                          $374,381,691
                                             ============

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                        Face
LONG-TERM DEBT SECURITIES:                      Rating*     Rate(%)      Maturity      Amount($)      Value($)
                                                -------     -------      --------      ---------      --------
U.S. GOVERNMENT (29.4%)
U.S. Treasury Notes                              AAA         2.75        07/31/06      7,250,000      7,168,717
U.S. Treasury Notes                              AAA         3.00        11/15/07      1,500,000      1,467,422
U.S. Treasury Notes                              AAA         3.38        02/28/07        750,000        744,521
                                                                                                      ---------
                                                                                                      9,380,660
                                                                                                      ---------
U.S. GOVERNMENT AGENCIES (49.5%)
MORTGAGE-BACKED OBLIGATIONS (21.6%)
FHLMC                                            AAA         4.50        03/15/22      2,000,000      2,003,278
FHLMC                                            AAA         4.00        11/15/26        711,739        703,932
FHLMC                                            AAA         4.50        08/15/22        353,496        353,944
FHLMC                                            AAA         6.50        04/01/14        285,794        298,789
FHLMC                                            AAA         6.00        10/01/08        122,562        125,422
FHLMC                                            AAA         5.50        04/01/09         87,625         89,295
FHLMC                                            AAA         7.75        05/01/08         82,280         85,542
FHLMC                                            AAA         6.00        02/01/19         72,595         74,899
FHLMC                                            AAA         7.00        02/01/14         69,801         73,987
FHLMC                                            AAA         8.00        09/01/18         59,880         62,440
FHLMC                                            AAA         7.50        03/15/21         48,522         48,456
FHLMC                                            AAA         8.25        10/01/09         21,658         21,814
FHLMC                                            AAA         7.00        03/15/07         18,637         18,614
FHLMC                                            AAA         8.00        05/01/14         17,756         18,376
FHLMC                                            AAA         7.50        02/15/07         17,833         17,812
FHLMC                                            AAA         8.50        09/01/17         13,778         14,271
FHLMC                                            AAA         7.50        07/01/10          9,885         10,344
FHLMC                                            AAA         7.25        11/01/07            689            694
FNMA                                             AAA         4.50        10/25/17      1,000,000        998,372
FNMA                                             AAA         6.50        12/25/23        200,000        203,884
FNMA                                             AAA         5.50        06/01/09        109,117        111,411
FNMA                                             AAA         6.00        09/01/12        100,901        104,094
FNMA                                             AAA         4.00        11/25/26        100,000         97,925
FNMA                                             AAA         6.50        01/25/23         87,469         88,992
FNMA                                             AAA         6.50        08/01/13         67,696         70,332
FNMA                                             AAA         6.00        11/01/10         66,874         68,739
FNMA                                             AAA         5.50        11/01/08         66,420         67,573
FNMA                                             AAA         6.00        07/01/09         64,738         66,120
FNMA                                             AAA         6.00        09/01/08         56,575         57,783
FNMA                                             AAA         8.50        06/01/06         39,220         40,240
FNMA                                             AAA         5.50        02/01/09         39,289         39,971
FNMA                                             AAA         6.00        01/01/11         37,102         37,894
FNMA                                             AAA         8.25        01/01/10         36,403         37,212
FNMA                                             AAA         8.50        12/01/09         28,870         30,516
FNMA                                             AAA         7.50        09/01/08         27,663         28,438
FNMA                                             AAA         6.50        11/01/09         27,325         28,421
FNMA                                             AAA         6.00        07/01/16         23,996         24,932
FNMA                                             AAA         7.75        03/01/08         22,905         23,382
FNMA                                             AAA         8.00        04/01/08         20,883         21,757
FNMA                                             AAA         5.50        12/01/08         12,746         12,968
FNMA                                             AAA         7.50        07/01/06         11,938         12,073
FNMA                                             AAA         8.00        06/01/17          8,985          9,190
FNMA                                             AAA         7.50        09/01/06          3,486          3,508
FNMA                                             AAA         8.25        10/01/05            148            148
FNMA                                             AAA         7.50        01/01/09          8,544          8,609

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                        Face
LONG-TERM DEBT SECURITIES:                      Rating*     Rate(%)      Maturity      Amount($)      Value($)
                                                -------     -------      --------      ---------      --------
U.S. GOVERNMENT AGENCIES (Cont'd)
MORTGAGE-BACKED OBLIGATIONS (Cont'd)
FNMA                                             AAA         6.00        12/25/18         64,977         65,042
FNMA                                             AAA         8.75        09/01/16         44,398         45,478
GNMA (1)                                         AAA         6.00        11/15/08         64,093         65,937
GNMA (1)                                         AAA         7.00        08/15/07         58,736         60,341
GNMA (1)                                         AAA         6.00        06/15/09         35,472         36,634
GNMA (1)                                         AAA         7.50        07/15/07         33,855         34,928
GNMA (1)                                         AAA         7.50        05/20/08         32,106         33,202
GNMA (1)                                         AAA         9.00        03/15/10         13,109         14,082
Residential Funding Mtge. Sec.                   AAA         5.00        02/25/33        213,293        213,343
                                                                                                      ---------
                                                                                                      6,885,380
                                                                                                      ---------
NON-MORTGAGE-BACKED OBLIGATION (27.9%)
FFCB                                             AAA         2.88        06/29/06      1,000,000        988,542
FHLB                                             AAA         2.50        03/15/06        500,000        494,309
FHLB                                             AAA         2.88        09/15/06      2,800,000      2,762,452
FHLMC                                            AAA         2.75        08/15/06      1,000,000        985,902
FNMA                                             AAA         2.25        05/15/06      2,000,000      1,966,984
FNMA                                             AAA         2.63        11/15/06      1,000,000        980,077
FNMA                                             AAA         2.38        02/15/07        750,000        728,625
                                                                                                      ---------
                                                                                                      8,906,891
                                                                                                      ---------
BASIC MATERIALS (0.3%)
Monsanto Co.                                     A-          4.00        05/15/08        100,000         98,439
                                                                                                      ---------
CONSUMER, CYCLICAL (1.2%)
Caterpillar Fin. Svc.                            A           2.63        01/30/07        250,000        243,474
Dow Jones & Co., Inc.                            A-          3.88        02/15/08        150,000        148,284
                                                                                                      ---------
                                                                                                        391,758
                                                                                                      ---------
CONSUMER, NON-CYCLICAL (1.4%)
CVS Corp.                                        A-          5.63        03/15/06        150,000        152,223
Coca-Cola Enterprises, Inc.                      A           2.50        09/15/06        100,000         97,779
General Mills, Inc.                              BBB+        2.63        10/24/06        100,000         97,741
Safeway, Inc.                                    BBB         2.50        11/01/05        100,000         99,190
                                                                                                      ---------
                                                                                                        446,933
                                                                                                      ---------
ENERGY (0.6%)
Devon Energy Corporation                         BBB         2.75        08/01/06        100,000         97,805
Ocean Energy, Inc.                               BBB         4.38        10/01/07        100,000         99,771
                                                                                                      ---------
                                                                                                        197,576
                                                                                                      ---------
FINANCIAL (5.5%)
American Express Co.                             A+          5.50        09/12/06        200,000        204,061
Bank of America Corp.                            AA-         4.75        10/15/06        100,000        101,020
Bank of Oklahoma                                 BBB         7.13        08/15/07        250,000        264,715
Bear Stearns Cos., Inc.                          A           3.00        03/30/06        100,000         99,067
CIT Group Hldgs., Inc.                           A           2.88        09/29/06        100,000         98,197
GE Capital Corp.                                 AAA         2.75        09/25/06        250,000        245,781
JP Morgan Chase Bank                             A+          5.63        08/15/06        100,000        102,063
Natl Rural Utils Co-op Fin. Corp.                A+          3.00        02/15/06        185,000        183,873
Northern Trust Co.                               AA-         2.88        12/15/06        200,000        196,805
Textron Finance Corp.                            A-          2.69        10/03/06        100,000         97,778
US Bank NA                                       AA-         2.85        11/15/06        150,000        147,215
                                                                                                      ---------
                                                                                                      1,740,575
                                                                                                      ---------
HEALTHCARE (1.6%)
Baxter International, Inc.                       A-          5.25        05/01/07        100,000        101,316
Bristol-Myers Squibb Co.                         A+          4.75        10/01/06        200,000        202,606
UnitedHealth Group, Inc.                         A           3.38        08/15/07        200,000        195,849
                                                                                                      ---------
                                                                                                        499,771
                                                                                                      ---------
INDUSTRIAL (1.7%)
Conoco Funding Co.                               A-          5.45        10/15/06        200,000        204,274
Deluxe Corp.                                     BBB+        3.50        10/01/07        250,000        243,543
General Dynamics Corp.                           A           2.13        05/15/06        100,000         98,008
                                                                                                      ---------
                                                                                                        545,825
                                                                                                      ---------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                        Face
LONG-TERM DEBT SECURITIES:                      Rating*     Rate(%)      Maturity      Amount($)      Value($)
                                                -------     -------      --------      ---------      --------
TECHNOLOGY (0.6%)
Hewlett-Packard Co.                              A-          5.75        12/15/06        100,000        102,541
Intl. Business Machines Corp.                    A+          4.88        10/01/06        100,000        101,337
                                                                                                     ----------
                                                                                                        203,878
                                                                                                     ----------
UTILITIES (0.7%)
DTE Energy Co.                                   BBB-        6.45        06/01/06        200,000        205,368
                                                                                                     ----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $29,982,464) 92.5%                                            29,503,054
                                                                                                     ----------

-------------

*     Ratings as per Standard & Poor's Corporation.

                                                                                                 Face
SHORT-TERM DEBT SECURITIES:                                      Rate(%)        Maturity        Amount($)        Value($)
                                                                 -------        --------        ---------        --------
COMMERCIAL PAPER (7.5%)
Gillette Company                                                   2.80         04/01/05         800,000          800,000
Sherwin-Williams                                                   2.83         04/04/05         800,000          799,811
XTRA, Inc.                                                         2.76         04/08/05         785,000          784,579
                                                                                                              -----------
                                                                                                                2,384,390
                                                                                                              -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,384,390) 7.5%                                                        2,384,390
                                                                                                              -----------

TOTAL INVESTMENTS (Cost: $32,366,854) 100.0%                                                                  $31,887,444
                                                                                                              ===========

-------------

Abbreviations:     FFCB = Federal Farm Credit Bank
                   FHLB= Federal Home Loan Bank
                   FHLMC= Federal Home Loan Mortgage Corporation
                   FNMA= Federal National Mortgage Association
                   GNMA = Government National Mortgage Association

(1)   U. S. Government guaranteed security.

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Short-Term Bond Fund are:

Unrealized Appreciation                      $    32,431
Unrealized Depreciation                         (511,841)
                                             -----------
Net                                          $  (479,410)
                                             ===========

Cost of Investments                          $32,366,854
                                             ===========

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                       Rating*          Rate(%)        Maturity       Amount($)           Value($)
                                                 -------          -------        --------       ---------           --------
U.S. GOVERNMENT (7.3%)
U.S. Treasury Note                               AAA               4.00          11/15/12       2,000,000           1,952,500
U.S. Treasury Note                               AAA               5.00          08/15/11       3,000,000           3,116,718
                                                                                                               ---------------
                                                                                                                    5,069,218
                                                                                                               ---------------
U.S. GOVERNMENT AGENCIES (59.4%)
MORTGAGE-BACKED OBLIGATIONS (4.5%)

FHLMC                                            AAA               8.00          07/15/06        10,342                10,329
FHLMC                                            AAA               7.00          02/01/14        69,801                73,987
FHLMC                                            AAA               5.00          06/15/17       3,000,000           3,007,863
FNMA                                             AAA               7.00          04/25/07        46,345                47,346
                                                                                                                   ----------
                                                                                                                    3,139,525
                                                                                                                   ----------
NON-MORTGAGE-BACKED OBLIGATION (54.9%)
FHLB                                             AAA               2.75          03/14/08       4,750,000           4,566,812
FHLMC                                            AAA               6.63          09/15/09       5,000,000           5,434,265
FHLMC                                                              5.63          03/15/11       4,000,000           4,205,864
FNMA                                             AAA               4.25          07/15/07      11,500,000          11,538,318
FNMA                                             AAA               3.25          01/15/08       5,000,000           4,875,445
FNMA                                             AAA               3.25          02/15/09       1,500,000           1,440,533
FNMA                                             AAA               6.63          09/15/09       5,500,000           5,975,382
                                                                                                                   ----------
                                                                                                                   38,036,619
                                                                                                                   ----------
BASIC MATERIALS (2.2%)
Cytec Industries, Inc.                           BBB-              6.85          05/11/05        500,000              501,175
International Paper Co.                          BBB               4.25          01/15/09        250,000              246,605
Intl. Flavors & Fragrances                       BBB+              6.45          05/15/06        250,000              255,938
Monsanto Co.                                     A-                4.00          05/15/08        500,000              492,197
                                                                                                                   ----------
                                                                                                                    1,495,915
                                                                                                                   ----------
CONSUMER, CYCLICAL (4.9%)
Caterpillar Fin. Svc.                            A                 2.63          01/30/07        500,000              486,948
Cox Communications, Inc. Cl A                    BBB-              3.88          10/01/08        500,000              482,790
Daimlerchrysler                                  BBB               4.05          06/04/08        250,000              242,785
Harman Intl. Industries, Inc.                    BBB               7.13          02/15/07        186,000              193,964
May Department Stores Co.                        BBB               4.80          07/15/09        250,000              248,469
Newell Rubbermaid                                BBB+              4.63          12/15/09        500,000              493,645
Stanley Works                                    A                 3.50          11/01/07        250,000              245,033
Target Corp.                                     A+                5.38          06/15/09       1,000,000           1,031,738
                                                                                                                   ----------
                                                                                                                    3,425,372
                                                                                                                   ----------
CONSUMER, NON-CYCLICAL (3.9%)
Campbell Soup Co.                                A                 5.50          03/15/07        500,000              509,517
Coca-Cola Enterprises, Inc.                      A                 2.50          09/15/06        500,000              488,893
General Mills, Inc.                              BBB+              2.63          10/24/06        500,000              488,706
Kellogg Co.                                      BBB+              2.88          06/01/08        500,000              476,409
Safeway, Inc.                                    BBB               4.13          11/01/08        500,000              485,038
Wal-Mart Stores, Inc.                            AA                6.88          08/10/09        250,000              272,351
                                                                                                                   ----------
                                                                                                                    2,720,914
                                                                                                                   ----------
ENERGY (1.1%)
Anadarko Petroleum Corp.                         BBB+              3.25          05/01/08        500,000              482,523
Ocean Energy, Inc.                               BBB               4.38          10/01/07        250,000              249,428
                                                                                                                   ----------
                                                                                                                      731,951
                                                                                                                   ----------
FINANCIAL (17.2%)
American Honda Finance                           A+                3.85          11/06/08        500,000              488,747
American Express Credit Corp.                    A+                3.00          05/16/08        250,000              239,521
Bank of America Corp.                            AA-               4.75          10/15/06        500,000              505,099
Bank of Oklahoma                                 BBB               7.13          08/15/07        350,000              370,601
Berkshire Hathaway Financial                     AAA               4.20          12/15/10        500,000              485,571

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                       Rating*          Rate(%)        Maturity       Amount($)           Value($)
                                                 -------          -------        --------       ---------           --------
FINANCIAL (Cont'd)
Brandywine Realty Trust                          BBB-              4.50          11/01/09        250,000              242,839
Deere Capital Corp.                              A-                3.90          01/15/08        500,000              492,509
FleetBoston Financial Group                      AA-               3.85          02/15/08        250,000              246,051
Ford Motor Credit Co.                            BBB-              7.38          10/28/09        750,000              753,278
GE Capital Corp.                                 AAA               2.75          09/25/06        750,000              737,342
General Motors Acceptance Corp.                  BBB-              6.75          01/15/06        500,000              503,482
Heller Financial, Inc.                           AAA               6.38          03/15/06        500,000              511,249
Household Finance Corp.                          A                 6.50          01/24/06        500,000              510,675
JP Morgan Chase Bank                             A+                5.63          08/15/06        500,000              510,314
Lehman Brothers Holdings, Inc.                   A                 4.00          01/22/08        500,000              493,509
Markel Corporation                               BBB-              7.00          05/15/08        150,000              159,506
Nationwide Health Properties                     BBB-              7.60          11/20/28        350,000              385,408
Nationwide Health Properties                     BBB-              7.90          11/20/06        250,000              260,672
Natl Rural Utils. Coop. Fin. Corp.               A+                3.88          02/15/08        250,000              246,161
Roslyn Bancorp, Inc.                             BBB-              7.50          12/01/08        500,000              542,941
SLM Corp.                                        A                 4.00          01/15/09        500,000              489,105
Sprint Capital Corp.                             BBB-              7.13          01/30/06        500,000              511,850
Textron Finance Corp.                            A-                2.69          10/03/06        500,000              488,889
The CIT Group, Inc.                              A                 6.50          02/07/06        500,000              511,047
U S Bancorp                                      A+                3.95          08/23/07        500,000              497,741
Union Planters Corp.                             A-                6.75          11/01/05        500,000              507,725
Wells Fargo & Company                            AA-               3.50          04/04/08        250,000              243,403
                                                                                                                   ----------
                                                                                                                   11,935,235
                                                                                                                   ----------
INDUSTRIAL (0.7%)
Deluxe Corp.                                     BBB+              3.50          10/01/07        500,000              487,087
                                                                                                                   ----------
TECHNOLOGY (1.5%)
Hewlett-Packard Co.                              A-                5.75          12/15/06        500,000              512,706
Intl. Business Machines Corp.                    A+                4.88          10/01/06        500,000              506,687
                                                                                                                   ----------
                                                                                                                    1,019,393
                                                                                                                   ----------
TELECOMMUNICATIONS (0.7%)
Verizon Global                                   A+                4.00          01/15/08        500,000              493,757
                                                                                                                   ----------

TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $70,054,984) 98.9%                                                                                        68,554,986
                                                                                                                   ----------

-------------

*     Ratings as per Standard & Poor's Corporation.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                  Face
SHORT-TERM DEBT SECURITIES:                                       Rate(%)        Maturity       Amount($)        Value($)
                                                                  -------        --------       ---------        --------
COMMERCIAL PAPER (1.1%)
Gillette Company                                                   2.80          04/01/05        754,000           754,000
                                                                                                               -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $754,000) 1.1%                                                             754,000
                                                                                                               -----------

TOTAL INVESTMENTS (Cost: $70,808,984) 100.0%                                                                   $69,308,986
                                                                                                               ===========

---------------

Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC= Federal Home Loan Mortgage Corporation
                FNMA= Federal National Mortgage Association

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Mid-Term Bond Fund are:

Unrealized Appreciation                            $   113,270
Unrealized Depreciation                             (1,613,268)
                                                   -----------
Net                                                $(1,499,998)
                                                   ===========

Cost of Investments                                $70,808,984
                                                   ===========

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
BASIC MATERIALS (1.8%)
Dow Chemical Co.                                        50,830         2,533,877
Phelps Dodge Corp.                                      17,684         1,798,993
                                                                      ----------
                                                                       4,332,870
                                                                      ----------
CONSUMER, CYCLICAL (6.5%)
Best Buy Co., Inc.                                      31,864         1,720,975
Carnival Corp.                                          41,085         2,128,614
Disney (Walt) Co.                                       90,237         2,592,509
Kohl's Corp.*                                           42,969         2,218,489
Omnicom Group, Inc.                                     18,072         1,599,733
Starwood Hotels & Resorts                               27,175         1,631,315
Target Corp.                                            38,296         1,915,566
Viacom, Inc. Cl B                                       57,150         1,990,535
                                                                      ----------
                                                                      15,797,736
                                                                      ----------
CONSUMER, NON-CYCLICAL (6.2%)
Clorox Co.                                              41,815         2,633,927
PepsiCo, Inc.                                           68,016         3,606,888
Proctor & Gamble Co.                                    57,191         3,031,123
Sysco Corp.                                             65,178         2,333,372
Wal-Mart Stores, Inc.                                   68,276         3,421,310
                                                                      ----------
                                                                      15,026,620
                                                                      ----------
ENERGY (5.1%)
Devon Energy Corp.                                      39,495         1,885,886
Exxon Mobil Corp.                                       86,152         5,134,659
Halliburton Co.                                         34,392         1,487,454
Transocean, Inc.*                                       37,502         1,929,853
Valero Energy Corp.                                     25,153         1,842,960
                                                                      ----------
                                                                      12,280,812
                                                                      ----------
FINANCIAL (11.5%)
American Express Co.                                    42,993         2,208,550
American Int'l. Group, Inc.                             52,267         2,896,114
Bank of America Corp.                                   76,402         3,369,328
Bear Stearns Cos., Inc.                                 21,541         2,151,946
Capital One Financial Corp.                             19,281         1,441,640
Citigroup, Inc.                                         88,955         3,997,638
Comerica, Inc.                                          25,450         1,401,786
Merrill Lynch & Co., Inc.                               34,667         1,962,152
National City Corp.                                     67,848         2,272,908
North Fork Bancorp, Inc.                                65,359         1,813,059
Providian Financial Corp.*                              81,917         1,405,696
Wells Fargo & Company                                   49,191         2,941,622
                                                                      ----------
                                                                      27,862,439
                                                                      ----------
HEALTHCARE (7.9%)
Abbott Laboratories                                     54,005         2,517,713
Aetna, Inc.                                             19,920         1,493,004
Genzyme Corp. (Genl. Div)*                              26,022         1,489,499
Guidant Corp.                                           20,386         1,506,525
Johnson & Johnson                                       59,974         4,027,854
Medtronic, Inc.                                         42,594         2,170,164
Pfizer, Inc.                                           127,154         3,340,336
Wyeth                                                   62,839         2,650,549
                                                                      ----------
                                                                      19,195,644
                                                                      ----------
INDUSTRIAL (7.5%)
Burlington Northern Santa Fe                            38,592         2,081,267
FedEx Corp.                                             30,473         2,862,938
General Dynamics Corp.                                  17,194         1,840,637
General Electric Co.                                   191,097         6,890,939
Honeywell International, Inc.                           54,171         2,015,703
United Technologies Corp.                               23,603         2,399,481
                                                                      ----------
                                                                      18,090,965
                                                                      ----------

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                          Shares         Value($)
                                                        ------         --------
TECHNOLOGY (9.0%)
Broadcom Corp. Cl A*                                    58,437         1,748,435
Cisco Systems, Inc.*                                   136,526         2,442,450
Dell, Inc.*                                             62,226         2,390,723
EMC Corp.*                                             140,658         1,732,907
Intel Corp.                                            109,716         2,548,703
Intl. Business Machines Corp.                           46,786         4,275,305
Motorola, Inc.                                         116,725         1,747,373
Oracle Corp.*                                          176,363         2,201,010
Sanmina Corp.*                                         248,458         1,296,951
Texas Instruments, Inc.                                 54,143         1,380,105
                                                                     -----------
                                                                      21,763,962
                                                                     -----------
TELECOMMUNICATIONS (1.7%)
BellSouth Corp.                                         68,414         1,798,604
Verizon Communications                                  65,219         2,315,275
                                                                     -----------
                                                                       4,113,879
                                                                     -----------
UTILITIES (2.4%)
Dominion Resources, Inc.                                42,164         3,138,267
Sempra Energy                                           63,730         2,539,003
                                                                     -----------
                                                                       5,677,270
                                                                     -----------

TOTAL COMMON STOCKS
  (Cost: $143,385,253) 59.6%                                         144,142,197
                                                                     -----------

-------------

*     Non-income producing security.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                         Rating*        Rate(%)        Maturity       Amount($)          Value($)
                                                   -------        -------        --------       ---------          --------
U.S. GOVERNMENT (0.8%)
U.S.Treasury Note                                  AAA             3.88          02/15/13       2,000,000          1,930,546
                                                                                                                   ---------
U.S. GOVERNMENT AGENCIES (21.2%)
MORTGAGE-BACKED OBLIGATIONS (15.4%)
FHLMC                                              AAA             8.00          07/15/06          10,342             10,329
FHLMC                                              AAA             5.00          06/15/17       4,000,000          4,010,484
FHLMC                                              AAA             4.00          10/15/26       1,800,000          1,748,059
FNMA                                               AAA             8.00          03/01/31          78,536             84,552
FNMA                                               AAA             7.50          06/01/31          80,490             86,133
FNMA                                               AAA             7.00          09/01/31          97,506            102,874
FNMA                                               AAA             7.00          11/01/31         228,910            241,512
FNMA                                               AAA             7.50          02/01/32          70,965             75,919
FNMA                                               AAA             6.00          04/01/32         326,878            334,548
FNMA                                               AAA             6.00          04/01/32         238,176            243,764
FNMA                                               AAA             7.00          04/01/32         106,543            112,375
FNMA                                               AAA             7.50          04/01/32         102,797            109,876
FNMA                                               AAA             8.00          04/01/32          52,290             56,279
FNMA                                               AAA             8.00          04/01/32          27,869             29,985
FNMA                                               AAA             6.50          05/01/32         303,088            315,119
FNMA                                               AAA             6.50          05/01/32         285,224            296,545
FNMA                                               AAA             6.00          05/01/32         252,367            258,289
FNMA                                               AAA             7.50          06/01/32          87,461             93,484
FNMA                                               AAA             7.00          06/01/32          56,730             59,835
FNMA                                               AAA             6.50          07/01/32         179,897            187,038
FNMA                                               AAA             6.00          04/01/33         735,009            752,254
FNMA                                               AAA             6.00          05/01/33         357,853            365,875
FNMA                                               AAA             5.00          06/01/33       1,421,560          1,393,839
FNMA                                               AAA             5.50          07/01/33       1,025,955          1,029,352
FNMA                                               AAA             5.50          09/01/33         831,967            834,721
FNMA                                               AAA             5.50          10/01/33       1,264,139          1,268,324
FNMA                                               AAA             5.00          11/01/33       1,846,099          1,810,100
FNMA                                               AAA             5.00          03/01/34         404,880            396,985
FNMA                                               AAA             5.50          03/01/34         316,581            317,629
FNMA                                               AAA             5.00          04/01/34         484,026            473,535
FNMA                                               AAA             5.50          05/01/34       2,289,391          2,294,279
FNMA                                               AAA             4.50          06/01/34         672,123            638,162
FNMA                                               AAA             6.00          06/01/34         508,581            519,975
FNMA                                               AAA             5.50          07/01/34         830,403            832,176
FNMA                                               AAA             6.50          07/01/34         403,817            419,255
FNMA                                               AAA             6.00          09/01/34         288,531            294,995
FNMA                                               AAA             5.50          09/01/34         718,240            719,774
FNMA                                               AAA             6.00          10/01/34         441,998            451,900
FNMA                                               AAA             5.50          10/01/34         464,394            465,386
FNMA                                               AAA             6.00          11/01/34         546,024            558,256
FNMA                                               AAA             5.50          02/01/35         549,369            550,542
FNMA                                               AAA             5.50          02/01/35         494,631            495,718
FNMA                                               AAA             5.00          10/25/15       1,000,000          1,004,717
FNMA                                               AAA             6.50          09/01/16         103,803            108,423
FNMA                                               AAA             6.50          03/01/17         134,570            140,564
FNMA                                               AAA             6.00          03/01/17          59,650             61,637
FNMA                                               AAA             5.50          04/01/17         134,152            136,846
FNMA                                               AAA             5.50          05/01/17         117,043            119,393
FNMA                                               AAA             6.50          05/01/17          84,050             87,793
FNMA                                               AAA             6.50          06/01/17         123,624            129,130

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                         Rating*        Rate(%)        Maturity       Amount($)          Value($)
                                                   -------        -------        --------       ---------          --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                               AAA             5.50          06/01/17          59,107             60,294
FNMA                                               AAA             5.00          04/01/18       1,691,090          1,692,011
FNMA                                               AAA             4.50          05/01/18         761,520            745,942
FNMA                                               AAA             5.00          09/01/18         796,224            796,658
FNMA                                               AAA             4.50          12/01/18         622,308            609,578
FNMA                                               AAA             4.50          02/01/19         314,708            307,970
FNMA                                               AAA             4.50          05/01/19         718,079            702,702
FNMA                                               AAA             4.00          05/01/19         381,659            365,588
GNMA(1)                                            AAA             6.50          04/15/31          38,329             40,081
GNMA(1)                                            AAA             7.00          05/15/31          36,602             38,700
GNMA(1)                                            AAA             7.00          09/15/31          57,210             60,490
GNMA(1)                                            AAA             7.00          09/15/31           8,211              8,682
GNMA(1)                                            AAA             6.50          10/15/31          53,883             56,347
GNMA(1)                                            AAA             6.50          12/15/31          46,099             48,207
GNMA(1)                                            AAA             6.00          03/01/32         127,713            130,709
GNMA(1)                                            AAA             6.50          04/01/32         347,622            361,420
GNMA(1)                                            AAA             6.50          05/15/32          67,005             70,069
GNMA(1)                                            AAA             7.00          05/15/32          44,557             47,109
GNMA(1)                                            AAA             5.50          04/01/35         670,000            671,473
GNMA(1)                                            AAA             5.50          05/01/17          76,821             78,364
GNMA(1)                                            AAA             6.27          10/16/27       3,000,000          3,211,833
                                                                                                                  ----------
                                                                                                                  37,232,761
                                                                                                                  ----------
NON-MORTGAGE-BACKED OBLIGATION (5.8%)
FFCB                                               AAA             2.88          06/29/06       1,000,000            988,542
FHLB                                               AAA             2.88          09/15/06         500,000            493,295
FHLMC                                              AAA             4.50          01/15/13       3,500,000          3,441,186
FNMA                                               AAA             3.25          02/15/09       4,250,000          4,081,509
FNMA                                               AAA             4.38          03/15/13       4,500,000          4,384,008
Suffolk County, New York                           AAA             5.88          11/01/05         750,000            755,168
                                                                                                                  ----------
                                                                                                                  14,143,708
                                                                                                                  ----------
BASIC MATERIALS (2.1%)
International Paper Co.                            BBB             4.25          01/15/09         500,000            493,210
Lyondell Chemical Co.                              B+              10.25         11/01/10         500,000            567,500
Monsanto Co.                                       A-              4.00          05/15/08         500,000            492,197
PolyOne Corp.                                      B+              7.50          12/15/15       1,000,000            965,000
Praxair, Inc.                                      A-              6.90          11/01/06       2,500,000          2,614,563
                                                                                                                  ----------
                                                                                                                   5,132,470
                                                                                                                  ----------
CONSUMER, CYCLICAL (2.1%)
Coors Brewing Co.                                  BBB             6.38          05/15/12         500,000            537,251
Cox Communications, Inc. Cl A                      BBB-            3.88          10/01/08         500,000            482,789
Daimlerchrysler                                    BBB             4.05          06/04/08         250,000            242,785
Dow Jones & Co., Inc.                              A-              3.88          02/15/08         250,000            247,140
Fruit of the Loom, Inc. (2)                        NR              7.00          03/15/11         536,305             50,204
Fruit of the Loom, Inc. (2)                        NR              7.38          11/15/23         146,555                 15
Kellwood, Co.                                      BBB-            7.88          07/15/09         750,000            812,150
May Department Stores Co.                          BBB             4.80          07/15/09         500,000            496,938
Newell Rubbermaid                                  BBB+            4.63          12/15/09         500,000            493,644
Quebecor World Cap Corp.                           BBB-            4.88          11/15/08         500,000            495,883
Stanley Works                                      A               3.50          11/01/07         250,000            245,033
Target Corp.                                       A+              5.38          06/15/09       1,000,000          1,031,738
                                                                                                                  ----------
                                                                                                                   5,135,570
                                                                                                                  ----------
CONSUMER, NON-CYCLICAL (1.1%)
Coca-Cola Enterprises, Inc.                        A               2.50          09/15/06         500,000            488,892
General Mills, Inc.                                BBB+            2.63          10/24/06         500,000            488,706
Kellogg Co.                                        BBB+            2.88          06/01/08         500,000            476,408
Wal-Mart Stores, Inc.                              AA              6.88          08/10/09       1,000,000          1,089,404
                                                                                                                  ----------
                                                                                                                   2,543,410
                                                                                                                  ----------

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                         Rating*        Rate(%)        Maturity       Amount($)          Value($)
                                                   -------        -------        --------       ---------          --------
ENERGY (0.4%)

Anadarko Petroleum Corp.                           BBB+            3.25          05/01/08         500,000            482,523
Ocean Energy, Inc.                                 BBB             4.38          10/01/07         500,000            498,856
                                                                                                                  ----------
                                                                                                                     981,379
                                                                                                                  ----------
FINANCIAL (10.3%)
American Honda Finance                             A+              3.85          11/06/08         500,000            488,746
American Express Credit Corp.                      A+              3.00          05/16/08         250,000            239,521
Bank of America Corp.                              AA-             4.75          10/15/06         500,000            505,099
Bear Stearns Cos., Inc.                            A               3.00          03/30/06         500,000            495,333
Berkley (W.R.) Corp.                               BBB+            8.70          01/01/22       1,500,000          1,840,388
Berkshire Hathaway Financial                       AAA             4.20          12/15/10         500,000            485,570
Brandywine Realty Trust                            BBB-            4.50          11/01/09         500,000            485,677
CIT Group Hldgs., Inc.                             A               2.88          09/29/06         500,000            490,987
CenterPoint PPTS                                   BBB             5.25          07/15/11         500,000            497,484
Deere Capital Corp.                                A-              3.90          01/15/08         500,000            492,508
First Horizon Mtge. Pass Through Tr.               AAA             5.00          06/25/33       1,581,520          1,584,943
Fairfax Financial Holdings, Ltd.                   BB              8.25          10/01/15         500,000            485,000
First Tennessee Natl. Corp.                        BBB+            4.50          05/15/13       1,500,000          1,417,385
FleetBoston Financial Group                        AA-             3.85          02/15/08         250,000            246,051
Ford Motor Credit Co.                              BBB-            7.38          10/28/09       1,000,000          1,004,370
GE Capital Corp.                                   AAA             5.45          01/15/13       2,000,000          2,054,384
General Motors Acceptance Corp.                    BBB-            0.00          12/01/12       2,500,000          1,251,488
Goldman Sachs Group, Inc.                          A+              3.88          01/15/09         500,000            486,935
JP Morgan Chase Bank                               A+              5.63          08/15/06         500,000            510,314
Lehman Brothers Holdings, Inc.                     A               4.00          01/22/08         500,000            493,508
Markel Corporation                                 BBB-            6.80          02/15/13         250,000            268,089
Markel Corporation                                 BBB-            7.00          05/15/08         250,000            265,842
Nationwide Health Properties                       BBB-            7.90          11/20/06       5,000,000          5,213,440
Natl. Rural Utils. Coop. Fin. Corp.                A+              3.88          02/15/08         250,000            246,161
Northern Trust Co.                                 AA-             2.88          12/15/06       1,000,000            984,026
Roslyn Bancorp, Inc.                               BBB-            7.50          12/01/08         250,000            271,470
SLM Corp.                                          A               4.00          01/15/09         500,000            489,104
Shurgard Storage Centers, Inc.                     BBB             7.75          02/22/11         250,000            278,318
Textron Finance Corp.                              A-              2.69          10/03/06         500,000            488,888
Union Planters Bank                                A+              5.13          06/15/07         500,000            508,071
Wells Fargo & Company                              AA-             3.50          04/04/08         250,000            243,402
                                                                                                                  ----------
                                                                                                                  24,812,502
                                                                                                                  ----------
HEALTHCARE (0.6%)
Baxter International, Inc.                         A-              5.25          05/01/07         500,000            506,582
UnitedHealth Group, Inc.                           A               3.38          08/15/07         500,000            489,623
Wyeth                                              A               5.50          03/15/13      500,000               508,260
                                                                                                                  ----------
                                                                                                                   1,504,465
                                                                                                                  ----------
INDUSTRIAL (1.1%)
Deluxe Corp.                                       BBB+            3.50          10/01/07      500,000               487,086
Seariver Maritime                                  AAA             0.00          09/01/12     3,000,000            2,110,470
                                                                                                                  ----------
                                                                                                                   2,597,556
                                                                                                                  ----------
TECHNOLOGY (0.4%)
Hewlett-Packard Co.                                A-              5.75          12/15/06      500,000               512,706
Intl. Business Machines Corp.                      A+              4.88          10/01/06      500,000               506,687
                                                                                                                  ----------
                                                                                                                   1,019,393
                                                                                                                  ----------
TELECOMMUNICATIONS (0.2%)
Verizon Global                                     A+              4.00          01/15/08      500,000               493,757
                                                                                                                  ----------

TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $99,243,193) 40.3%                                                                                       97,527,517
                                                                                                                  ----------

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                               Face
SHORT-TERM DEBT SECURITIES:                                       Rate(%)        Maturity     Amount($)           Value($)
                                                                  -------        --------     ---------           --------
COMMERCIAL PAPER (0.1%)
XTRA, Inc.                                                            2.77       04/13/05       332,000              331,693
                                                                                                                ------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $331,693) 0.1%                                                               331,693
                                                                                                                ------------

TEMPORARY CASH INVESTMENTS **(Cost: $50,800) 0.0% (3)                                                                 50,800
                                                                                                                ------------

TOTAL INVESTMENTS (Cost: $243,010,939) 100.0%                                                                   $242,052,207
                                                                                                                ============

---------
Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB= Federal Home Loan Bank
               FHLMC= Federal Home Loan Mortgage Corporation FNMA= Federal National Mortgage Association GNMA = Government National Mortgage Association NR = Issue not rated by either S&P or Moody's

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)   Less than 0.05%

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of March 31, 2005 is 0.9%

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2005 was 2.29%.

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Composite Fund are:

Unrealized Appreciation                          $  3,984,778
Unrealized Depreciation                            (4,951,798)
                                                 ------------
Net                                              $   (967,020)
                                                 ============

Cost of Investments                              $243,019,227
                                                 ============

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
BASIC MATERIALS (6.3%)
A. Schulman, Inc.                                        92,400        1,609,608
Allegheny Technologies, Inc.                             44,000        1,060,840
Cleveland-Cliffs, Inc.                                   16,040        1,168,835
Coeur D'Alene Mines Corp.*                              187,444          687,919
Commercial Metals Co.                                    35,420        1,200,384
Cytec Industries, Inc.                                   50,410        2,734,743
FMC Corp.*                                               41,738        2,230,896
Georgia Gulf Corp.                                       75,886        3,489,238
Graftech International, Ltd.*                           175,589          999,101
Lone Star Technologies, Inc.*                            39,217        1,546,326
Longview Fibre Co.                                      105,440        1,978,054
Lubrizol Corp.                                           48,770        1,982,013
Matthews Intl. Corp. Cl A                                19,770          647,665
The Mosaic Co.*                                          34,384          586,591
                                                                      ----------
                                                                      21,922,213
                                                                      ----------
CONSUMER, CYCLICAL (15.5%)
Aaron Rents, Inc.                                       116,710        2,334,200
American Eagle Outfitters                                44,206        1,306,287
Boyd Gaming Corp.                                        44,715        2,331,887
Buffalo Wild Wings, Inc.*                                55,729        2,108,228
CNET Networks, Inc.*                                     62,335          588,442
Cache, Inc.*                                             54,497          738,434
Catalina Marketing Corp.                                 22,180          574,462
Celebrate Express, Inc.*                                 75,311        1,475,342
Crown Holdings, Inc.*                                   473,831        7,372,799
Deckers Outdoor Corp.*                                   23,830          851,684
Dick's Sporting Goods, Inc.*                             48,375        1,776,814
Fossil, Inc.*                                            46,905        1,216,012
Guitar Center, Inc.*                                     42,568        2,334,003
Harris Interactive*                                      72,140          332,565
Hibbett Sporting Goods, Inc.*                            59,090        1,775,064
Jacuzzi Brands, Inc.*                                   342,970        3,347,387
Lithia Motors, Inc. Cl A                                 28,020          717,592
Modine Manufacturing Co.                                 46,990        1,378,217
Monaco Coach Corp.                                       29,770          480,786
P.F. Changs China Bistro, Inc.*                          36,660        2,192,268
Petco Animal Supplies, Inc.*                             49,176        1,810,169
Pinnacle Entertainment, Inc.*                            61,332        1,024,244
Proquest Company*                                        20,904          755,680
Quiksilver, Inc.*                                        62,470        1,813,504
Red Robin Gourmet Burgers*                               23,858        1,214,611
Regent Communications, Inc.*                            102,790          549,927
Sharper Image Corp.*                                     24,490          406,779
Shopko Stores, Inc.*                                    132,450        2,943,039
Sunterra Corporation*                                   161,600        2,436,928
The Steak N Shake Company*                               91,814        1,776,601
The Warnaco Group, Inc.*                                 78,191        1,879,712
Thor Industries, Inc.                                    21,071          630,234
Wolverine World Wide, Inc.                               75,879        1,626,087
                                                                      ----------
                                                                      54,099,988
                                                                      ----------
CONSUMER, NON-CYCLICAL (4.9%)
Alkermes, Inc.*                                          50,550          524,709
Chiquita Brands Intl., Inc.                             109,800        2,940,444
Conmed Corp.*                                            26,970          812,336
Longs Drug Stores Corp.                                  86,820        2,970,980

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
CONSUMER, NON-CYCLICAL (Cont'd)
MGI Pharma, Inc.*                                       102,600        2,592,702
Medicines Company*                                       24,854          563,192
Phase Forward, Inc.*                                    112,279          733,182
Serologicals Corp.*                                      67,903        1,659,549
Walter Industries, Inc.                                 101,290        4,309,890
                                                                      ----------
                                                                      17,106,984
                                                                      ----------
ENERGY (6.5%)
Brigham Exploration Company*                             10,790           99,592
Denbury Resources, Inc.*                                 55,088        1,940,750
Forest Oil Corp.*                                        14,190          574,695
Frontier Oil Corp.                                       51,106        1,853,104
Grey Wolf Inc.*                                         119,949          789,264
Houston Exploration Co.*                                 30,770        1,752,352
NS Group, Inc.*                                          65,990        2,072,746
Plains Exploration & Prod. Co.                           55,160        1,925,084
Range Resources Corp.                                   193,437        4,518,688
Southern Union Co.*                                     102,961        2,585,351
Stone Energy Corp.*                                      22,850        1,109,825
Tesoro Petroleum Corp.*                                  25,640          949,193
Unisource Energy Corp.                                   80,250        2,485,343
                                                                      ----------
                                                                      22,655,987
                                                                      ----------
FINANCIAL (18.3%)
Alabama National Bancorp                                 32,686        2,022,937
American Home Mortgage Investment                         7,795          223,249
Amli Residential Properties                              59,890        1,640,387
Argonaut Group, Inc.*                                    34,140          724,451
Assured Guaranty Co.*                                   120,910        2,170,335
Bank Mutual Corp.                                       110,520        1,306,346
BankAtlantic Bancorp, Inc. Cl A                         152,050        2,645,670
Banner Corporation                                       45,210        1,219,314
Brookline Bankcorp                                      157,860        2,352,114
Capital Automotive REIT                                  60,550        2,005,416
Carramerica Realty Corp.                                 36,290        1,144,950
Choice Hotels Intl., Inc.                                18,580        1,151,031
Columbia Banking System                                  43,215        1,026,356
Conseco, Inc.*                                           70,880        1,447,370
Direct General Corp.                                     29,990          615,995
ECC Capital Corp.*                                      119,220          715,320
Equity Inns, Inc.                                       213,170        2,351,265
Equity One, Inc.                                         38,300          788,597
FNB Corp.                                                36,552          699,971
First Financial Holdings, Inc.                           15,140          420,589
First Niagara Financial Grp                             162,300        2,143,983
First State Banck Corporation                            82,020        1,392,290
Gladstone Capital Corp.                                  15,243          323,456
Glimcher Realty Trust                                    11,230          266,151
Highwoods Properties, Inc.                               74,340        1,993,799
KNBT Bancorp, Inc.                                      114,800        1,756,440
LandAmerica Financial Group                              36,010        1,801,580
MAF Bancorp                                              55,300        2,297,162
Medical Properties of America*                          130,600        1,338,650
Mid-America Apt Communities                              51,470        1,878,655
National Financial Partners                              22,360          889,928
New Century Financial Corp.                              10,457          489,597
Pennsylvania REIT                                        46,090        1,858,349
PrivateBancorp, Inc.                                     75,717        2,378,271
Provident Financial Services                            137,000        2,342,700
Santander Bancorp                                        52,635        1,385,880
Sterling Financial Corp.*                                69,381        2,476,902
Stewart Information Services                             45,460        1,705,659
Sws Group, Inc.                                          62,700        1,005,081

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
FINANCIAL (Cont'd.)
Texas Capital Bancshares*                              100,728         2,115,288
Texas Regional Bancshares                               66,637         2,006,440
TrustCo Bank Corp. (N.Y.)                               28,038           322,157
Vintage Wine Trust, Inc.*                              189,970         1,899,700
W Holding Co., Inc.                                    104,041         1,047,693
                                                                      ----------
                                                                      63,787,474
                                                                      ----------
HEALTHCARE (7.7%)
Able Laboratories, Inc.*                                51,350         1,204,671
Adolor Corporation*                                     43,905           435,538
Advanced Medical Optics, Inc.*                          64,474         2,334,604
Align Technology, Inc.*                                 87,690           547,186
Amsurg Corp.*                                           24,725           625,543
Amylin Pharmaceuticals, Inc.*                           36,483           638,088
Apria Healthcare Group, Inc.*                           21,400           686,940
Auxilium Pharmaceuticals, Inc.                         113,270           677,355
Bioenvision, Inc.*                                      90,060           517,845
CV Therapeutics, Inc.*                                  48,878           995,156
Caliper Life Sciences, Inc.*                           195,120         1,258,524
Centene Corporation*                                    80,586         2,416,774
Coventry Health Care*                                    8,055           548,855
Cubist Pharmaceuticals, Inc.*                           66,743           708,811
Dendreon Corp.*                                         84,532           460,699
GTC Biotherapeutics*                                   268,571           282,000
Genesis HealthCare Corp.*                               23,620         1,013,062
Immunicon Corp.*                                       124,426           732,869
Inspire Pharmaceuticals, Inc.*                          56,830           463,733
Kensey Nash Corp.*                                      28,226           764,360
Par Pharmaceutical Cos., Inc.*                          16,591           554,803
Rigel Pharmaceuticals, Inc.*                            30,318           486,301
Telik, Inc.*                                            86,529         1,304,857
Transkarayotic Therapies, Inc.                          44,467         1,110,119
United Surgical Partners, Inc.                          20,688           946,890
Valeant Pharmaceuticals                                 29,001           653,103
Ventana Medical Systems, Inc.*                          59,302         2,221,453
VistaCare, Inc. Cl A*                                   35,150           714,951
Wright Medical Group, Inc.*                             60,657         1,455,768
                                                                      ----------
                                                                      26,760,858
                                                                      ----------
INDUSTRIAL (19.2%)
Apogee Enterprises, Inc.                               177,020         2,527,846
Applied Industrial Tech, Inc.                           39,045         1,062,024
Audiovox Corp. Cl A*                                   215,412         2,744,349
Aviall, Inc.*                                           27,750           777,000
Benchmark Electronics*                                  96,716         3,078,470
Cal Dive International, Inc.*                           33,875         1,534,538
Champion Enterprises, Inc.*                            308,100         2,896,140
Ciber, Inc.*                                           248,997         1,810,208
Cymer, Inc.*                                            34,660           927,848
Digital River, Inc.*                                    32,716         1,019,431
Dycom Industries, Inc.*                                 59,710         1,372,733
ElkCorp                                                 46,110         1,773,391
Engineered Support Systems                              51,214         2,740,973
Gardner Denver Machinery*                               53,630         2,118,921
General Cable Corp.*                                   300,100         3,622,207

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
INDUSTRIAL (Cont'd.)
Hydril Company*                                          28,095        1,641,029
Kennametal, Inc.                                         45,850        2,177,417
Kerzner International, Ltd.*                             25,502        1,561,487
Kirby Corp.*                                             55,034        2,313,079
Landstar System, Inc.*                                   76,786        2,514,742
Laureate Education, Inc.*                                50,035        2,140,998
MKS Instruments, Inc.*                                   36,038          572,283
Mine Safety Appliances Co.                               40,413        1,565,600
Molecular Devices Corp.*                                 36,786          698,934
Mykrolis Corp.*                                         118,064        1,688,315
Noven Pharmaceuticals*                                   38,029          644,972
Optical Communication Product                             4,340            7,552
Penn National Gaming, Inc.*                              51,620        1,516,596
RailAmerica, Inc.*                                      277,670        3,465,322
Siligan Holdings, Inc.                                   59,290        3,852,664
Spherion Corp.*                                         170,710        1,278,618
TTM Technologies*                                       113,747        1,189,794
Trinity Industries                                       46,440        1,308,215
Triumph Group, Inc.*                                     35,690        1,389,769
USEC, Inc.                                               32,700          532,356
UTI Worldwide, Inc.*                                     36,032        2,502,422
Universal Forest Products                                58,110        2,257,574
Us Home Systems, Inc.*                                   67,480          350,896
Woodhead Industries, Inc.                                 2,070           28,152
                                                                      ----------
                                                                      67,204,865
                                                                      ----------
TECHNOLOGY (14.1%)
ASE Test Limited*                                       172,714          877,387
Aeroflex, Inc.*                                          80,600          751,998
Angiotech Pharmaceuticals*                               37,089          569,316
Anixter International, Inc.                              50,510        1,825,937
Ask Jeeves, Inc.*                                        26,121          733,478
Avid Technology, Inc.*                                   32,621        1,765,449
Brocade Communication Sys.*                             114,768          679,427
CACI International*                                      11,438          631,721
CMG Information Services, Inc.                          324,659          665,551
Callwave, Inc.*                                          45,316          267,364
Cognex Corp.                                             20,650          513,772
Concord Communications, Inc.*                            70,740          715,889
Credence Systems Corp.*                                  70,400          556,864
Cypress Semiconductor Corp.*                            173,427        2,185,180
DRS Technologies, Inc.*                                  56,110        2,384,675
DSP Group, Inc.*                                         29,479          759,379
Electronics For Imaging, Inc.*                           35,255          628,949
Embarcardero Technologies, Inc.                         165,745        1,092,260
Exelixis, Inc.*                                          57,899          392,555
F5 Networks, Inc.*                                       13,160          664,448
Gartner, Inc.*                                           53,550          512,474
Hyperion Solutions Corp.*                                46,194        2,037,617
Infospace.Com, Inc.*                                     13,541          552,879
Integrated Device Tech., Inc.*                          134,057        1,612,706
Integrated Silicon Solution*                            111,056          744,075
Interdigital Comm. Corp.*                                31,031          475,395
Kronos, Inc.*                                            14,020          716,562
Lecroy Corp.*                                            73,105        1,252,289
Lionbridge Technologies, Inc.*                          150,029          853,665
Macrovision Corp.*                                       27,334          622,942
Mentor Graphics Corp.*                                   56,742          777,365
Micrel, Inc.*                                           156,743        1,445,170
Micros Systems, Inc.*                                    17,920          657,843
On Semiconductor*                                       242,272          956,974
PalmSource, Inc.*                                        61,905          559,621

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
TECHNOLOGY (Cont'd.)
Parametric Technology Corp.*                           328,925         1,838,691
Perot Systems Corp.  Cl A*                              42,000           564,480
Powerwave Technologies, Inc.*                          124,940           967,036
RF Micro Devices*                                      117,567           613,700
RSA Security, Inc.*                                     29,600           469,160
RealNetworks, Inc.*                                     90,104           520,801
Silicon Image, Inc.*                                    78,935           794,086
Skyworks Solutions, Inc.*                              355,926         2,260,130
Synaptics, Inc.*                                        34,041           789,751
Titan Corp.*                                            43,762           794,718
Trimble Navigation, Ltd.*                               24,162           816,917
Varian Semiconductor Equip.*                            24,350           925,544
Viasat, Inc.*                                           71,594         1,338,092
Websense, Inc.*                                         29,067         1,563,805
Wireless Facilities, Inc.*                              71,737           448,356
Xenogen Corporation*                                   110,800           569,512
aQuantive, Inc.*                                       141,389         1,565,176
                                                                     -----------
                                                                      49,279,131
                                                                     -----------
TELECOMMUNICATIONS (1.2%)
CT Communications, Inc.                                 48,460           510,284
Ivillage, Inc.*                                        151,230           920,991
SpectraLink Corporation                                119,650         1,689,458
Surewest Communications                                 17,500           403,550
Valor Communications Group                              42,120           609,476
                                                                     -----------
                                                                       4,133,759
                                                                     -----------
UTILITIES (3.1%)

Avista Corp.                                            47,540           831,950
Energen Corp.                                           33,210         2,211,786
PNM Resources, Inc.                                    114,690         3,059,929
Southwestern Energy Co.*                                45,199         2,565,495
Westar Energy, Inc.                                     99,360         2,150,150
                                                                     -----------
                                                                      10,819,310
                                                                     -----------

TOTAL COMMON STOCKS
  (Cost: $309,538,768) 96.8%                                         337,770,569
                                                                     -----------

-------------

*     Non-income producing security.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 2005

                                                                                                 Face
SHORT-TERM DEBT SECURITIES:                                   Rate(%)          Maturity         Amount($)       Value($)
                                                              -------          --------         ---------       --------
COMMERCIAL PAPER (3.2%)
Abbott Laboratories                                             2.78           04/01/05         3,940,000       3,940,000
SLM Corp.                                                       2.85           04/01/05         3,180,000       3,180,000
SLM Corp.                                                       2.78           04/04/05         2,000,000       1,999,537
SLM Corp.                                                       2.77           04/05/05         2,000,000       1,999,384
                                                                                                              -----------
                                                                                                               11,118,921
                                                                                                              -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,118,921) 3.2%                                                      11,118,921
                                                                                                              -----------

TEMPORARY CASH INVESTMENTS ** (Cost: $10,000) 0.0%  (1)                                                            10,000
                                                                                                              -----------

TOTAL INVESTMENTS (Cost: $320,667,689) 100.0%                                                                 $348,899,490
                                                                                                              ============

----------

(1)   Less than 0.05%

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2005 was 2.29%.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Aggressive Equity Fund are:

Unrealized Appreciation                        $ 52,354,167
Unrealized Depreciation                         (24,380,348)
                                               ------------
Net                                            $ 27,973,819
                                               ============

Cost of Investments                            $320,925,671
                                               ============

    MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND )
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 March 31, 2005

COMMON STOCKS:                                      Shares           Value($)
                                                    ------           --------
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund                                          2,112,440        2,711,119
Equity Index Fund                                  1,089,738        2,256,647
Mid Term Bond Fund                                 2,901,871        2,713,676
Short Term Bond fund                               1,328,694        1,356,383
                                                                   ----------

TOTAL INVESTMENTS (Cost: $9,093,027) 100.0%                        $9,037,825
                                                                   ==========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Conservative Allocation Fund are:

Unrealized Appreciation                         $   64,351
Unrealized Depreciation                           (162,519)
                                                ----------
Net                                             $  (98,168)
                                                ==========

Cost of Investments                             $9,135,993
                                                ==========

       MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 March 31, 2005

COMMON STOCKS:                                           Shares        Value($)
                                                         ------        --------
DIVERSIFIED MUTUAL FUNDS (100.0%)
Bond Fund                                               9,755,280     12,519,985
Mid Cap Equity Index Fund                               4,285,299      6,236,739
Equity Index Fund                                       7,044,802     14,588,488
Mid Term Bond Fund                                      8,933,832      8,354,446
                                                                     -----------

TOTAL INVESTMENTS (Cost: $41,483,364) 100.0%                         $41,699,658
                                                                     ===========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Moderate Allocation Fund are:

Unrealized Appreciation                           $   767,089
Unrealized Depreciation                              (653,018)
                                                  -----------
Net                                               $   114,071
                                                  ===========

Cost of Investments                               $41,585,587
                                                  ===========

      MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                 March 31, 2005

COMMON STOCKS:                                            Shares       Value($)
                                                          ------       --------
DIVERSIFIED MUTUAL FUNDS (100.0%)
Bond Fund                                               6,636,753      8,517,649
Mid Cap Equity Index Fund                               4,663,688      6,787,439
Equity Index Fund                                       7,394,578     15,312,810
Aggressive Equity Fund                                  2,020,882      3,369,714
                                                                     -----------

TOTAL INVESTMENTS (Cost: $33,349,622) 100.0%                         $33,987,612
                                                                     ===========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2005 for the Aggressive Allocation Fund are:

Unrealized Appreciation                         $   867,848
Unrealized Depreciation                            (300,337)
                                                -----------
Net                                             $   567,511
                                                ===========

Cost of Investments                             $33,420,101
                                                ===========

ITEM 2. CONTROLS AND PROCEDURES.

            (a)The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

            (b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      Attached hereto.


      Exhibit 99 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Mutual of America Investment Corporation

By: /s/ MANFRED ALTSTADT
    ----------------------------------------
    Manfred Altstadt
    Chairman of the Board,
    President and Chief Executive Officer of
    Mutual of America Investment Corporation

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ MANFRED ALTSTADT
    ----------------------------------------
    Manfred Altstadt
    Chairman of the Board,
    President and Chief Executive Officer of
    Mutual of America Investment Corporation

Date: May 23, 2005

By: /s/ JOHN R. GREED
    ----------------------------------------
    John R. Greed
    Executive Vice President,
    Chief Financial Officer and Treasurer of
    Mutual of America Investment Corporation

Date: May 23, 2005